1933 Act Registration No. 333-17255
                                                     1940 Act File No. 811-07955

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post-Effective Amendment No. 15                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 17                                              [X]

                  LIBERTY-STEIN ROE ADVISOR TRUST
         (Exact Name of Registrant as Specified in Charter)


      One Financial Center, Boston, Massachusetts       02111
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550


    William J. Ballou             Cameron S. Avery
    Assistant Secretary           Bell, Boyd & Lloyd
    Liberty-Stein Roe             Suite 3300
      Advisor Trust               Three First National Plaza
    One Financial Center          70 W. Madison Street
    Boston, MA  02111             Chicago, Illinois  60602
        (Name and Address of Agents for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately  upon filing pursuant to paragraph (b)
[X] on January 28, 2000 pursuant to paragraph  (b)
[ ] 60 days after  filing  pursuant  to  paragraph  (a)(1)
[ ] on (date)  pursuant  to  paragraph  (a)(1)
[ ] 75 days  after  filing  pursuant  to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register under the Securities Act of 1933 an indefinite number of its shares of beneficial interest, without par value, of the series of shares designated Liberty Young Investor Fund and Liberty Growth Stock Fund.

This Registration Statement has also been signed by SR&F Base Trust.

LIBERTY GROWTH STOCK FUND



PROSPECTUS, FEBRUARY 1, 2001


-   CLASS K SHARES


Advised by Stein Roe & Farnham Incorporated



The following eligible institutional investors may purchase Class K shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class K shares and which purchases shares directly from Liberty Funds Distributor, Inc., the Fund's distributor, or through a third-party broker-dealer; (ii) any registered investment adviser purchasing shares for its clients; (iii) any insurance company, trust company or bank purchasing shares for its own account; (iv) any endowment, investment company or foundation; and
(v) any trustee of Liberty-Stein Roe Advisor Trust, any employee of Stein Roe & Farnham Incorporated, or any of its affiliates, or any member of the immediate family of any trustee or employee.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense

Not FDIC     May Lose Value
Insured      No Bank Guarantee


TABLE OF CONTENTS
THE FUND                                2
-----------------------------------------
Investment Goal.........................2

Principal Investment Strategies.........2

Principal Investment Risks..............2

Performance History.....................4

Your Expenses...........................5

YOUR ACCOUNT                            6
-----------------------------------------
How to Buy Shares.......................6

Distribution and Service Fees...........7

How to Exchange Shares..................7

How to Sell Shares......................7

Fund Policy on Trading of Fund Shares

Other Information About Your Account....9


MANAGING THE FUND                      11
-----------------------------------------
Investment Advisor.....................11

Portfolio Manager......................11

OTHER INVESTMENT
STRATEGIES AND RISKS                   12
-----------------------------------------
FINANCIAL HIGHLIGHTS                   14
-----------------------------------------

THE FUND LIBERTY GROWTH STOCK FUND




INVESTMENT GOAL

The Fund seeks long-term growth.



PRINCIPAL INVESTMENT STRATEGIES



The Fund invests all of its assets in SR&F Growth Stock Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. The Portfolio invests primarily in the common stocks of companies with large market capitalizations. The Portfolio emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.


The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


Defining Capitalization. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (mid cap) or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Morningstar, Inc.

Morningstar ranks stocks as follows: the top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large cap, the next 15% of the 5000 are classified as mid cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are classified as small cap. As of
         , large cap companies had market capitalizations greater than $
billion, mid cap companies had market capitalizations between $     and $
billion, and small cap companies had market capitalizations less than $ billion. These amounts are subject to change.





PRINCIPAL INVESTMENT RISKS



The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

THE FUND LIBERTY GROWTH STOCK FUND



Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a large portion of its assets invested in particular sectors. An example of a sector in which the Fund may sometimes have a large portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.



Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.





Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency

THE FUND LIBERTY GROWTH STOCK FUND


exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.




Information on other securities and risks appears under "Other Investment Strategies and Risks."

THE FUND LIBERTY GROWTH STOCK FUND


UNDERSTANDING PERFORMANCE


CALENDAR-YEAR TOTAL RETURN shows the Portfolio's and the Fund's performance over the past 10 calendar years.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's share performance for the past one, five and ten year periods. The Fund commenced operations on February 14, 1997. The Fund's historical performance for all periods prior to February 14, 1997, is the performance of the Portfolio and has not been restated to reflect the higher gross annual operating expenses of the Fund.



The Fund's returns are compared to the S&P 500 Index, an unmanaged broad-based measure of market performance. The Fund's returns are also compared to the Morningstar large growth funds category average (Morningstar Average). This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant their information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar Average. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY


The bar chart below shows the historical performance for the Fund and for the Portfolio prior to the Fund's inception, for the past 10 calendar years. The performance table following the bar chart shows how the average annual total returns of the Fund and the Portfolio compare with those of a broad measure of market performance for the past one, five and ten years. Performance for the Portfolio prior to the Fund's inception has not been restated to reflect the higher gross annual operating expenses of the Fund. If those gross annual operating expenses were reflected, performance of the Portfolio would be lower. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the future performance of the Fund.



CALENDAR-YEAR TOTAL RETURNS (Class K) (1)

[BAR CHART]

Year
1991               45.64%
1992                7.97%
1993                2.58%
1994               -4.02%
1995               35.30%
1996               20.64%
1997               32.86%
1998               24.39%
1999               35.48%
2000              -11.63%



For period shown on the chart above:

Best quarter: 4th quarter 1999, +25.05%
Worst quarter: 4th quarter 2000, -17.68%

THE FUND LIBERTY GROWTH STOCK FUND



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000 (1)

                              INCEPTION
                                DATE          1 YEAR        5 YEARS      10 YEARS

Class K (%)                   2/14/97         -11.63        19.00        17.46
--------------------------------------------------------------------------------------
S&P Index (%)                    N/A           -9.10        18.33         8.26
--------------------------------------------------------------------------------------
Morningstar Average (%)          N/A          -14.09        18.10        18.28




(1) The total return for calendar year 1997 is comprised of the Portfolio's performance through February 13, 1997 and the performance of the Fund's Class K shares from February 14, 1997 through December 31, 1997. The performance for calendar years 1998, 1999 and 2000 shows the performance of the Fund's Class K shares. For years prior to 1997, performance is that of the Portfolio.

THE FUND LIBERTY GROWTH STOCK FUND


UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example reflects the expenses of both the Fund and the Portfolio. It uses the following hypothetical conditions:


-   $10,000 initial investment

-   5% return for each year

-   Fund operating expenses remain the same


-   Assumes reinvestment of all dividends and distributions


YOUR EXPENSES

The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Expenses are one of several factors to consider before you invest in a mutual fund.



ANNUAL FUND OPERATING EXPENSES (2) (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                          CLASS K

Management fee(3) (%)                                                       0.68
------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   0.25
------------------------------------------------------------------------------------
Other expenses (%)                                                          0.39
------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                    1.32
------------------------------------------------------------------------------------



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS

CLASS K                                   $134        $418        $723       $1,590
--------------------------------------------------------------------------------------



(2) There is a $7.50 charge for wiring sale proceeds to your bank.



(3) The Portfolio pays a management fee of 0.54% and the Fund pays an administrative fee of 0.14%.

YOUR ACCOUNT



INVESTMENT MINIMUMS

Initial Investment................  $1,000
Subsequent Investments............  $   50
Automatic Investment Plan*........  $   50
Retirement Plans*.................  $   25



* The initial investment minimum of $1,000 is waived on this plan.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated NAV. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE VARIOUS OPTIONS FOR BUYING SHARES:

 METHOD               INSTRUCTIONS
 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf.
 ----------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
 ----------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional
 existing account)    investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
 ----------------------------------------------------------------------------------------
 By exchange          You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the
                      Fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
 ----------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
 ----------------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring money
 funds transfer       from your bank account to your fund account by calling
                      1-800-422-3737.  Your money may take up to two business days to be invested.  You must set up this feature prior to your
                      telephone request.  Be sure to complete the appropriate section of the application.
 ----------------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
 ----------------------------------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by one fund
 diversification      into the same class of shares of another fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES



The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES


The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class K shares and the services provided to you by your financial advisor. These annual distribution fees may equal up to 0.25% for Class K shares and are paid out of the assets of the class. The distributor has voluntarily agreed to waive a portion of the distribution fee. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.






HOW TO EXCHANGE SHARES


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at the next-determined net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if Stein Roe determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documentation required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements. Please call 1-800-799-7526 for more information.

YOUR ACCOUNT



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in good form). However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than cash, if the advisor determines that it is in the best interest of the Fund.

YOUR ACCOUNT



OUTLINED BELOW ARE VARIOUS OPTIONS FOR SELLING SHARES:

 METHOD               INSTRUCTIONS
 Through your         You may call your financial advisor to place your sell order.
 financial advisor    To receive current trading day's price, your financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m., Eastern time.
---------------------------------------------------------------------------------------
 By exchange          You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no
                      additional cost. To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737 unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
---------------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners.  For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services, Inc.,
                      P.O. Box 1722, Boston, MA 02105-1722.
---------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------
 By systematic        You may automatically sell a specified dollar amount or
 withdrawal plan      percentage on a monthly, quarterly or semi-annual basis and have your proceeds sent to you if your account balance is
                      at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital
                      gains distributions must be reinvested. Be sure to
                      complete the appropriate section of the account
                      application for this feature.
---------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class K shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.



ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

YOUR ACCOUNT

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities the Portfolio holds. The Fund also may experience capital gains and losses on sales of the Portfolio's securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:



TYPES OF DISTRIBUTIONS
 Dividend income      Represents interest and dividends earned from securities
                      held by the Portfolio, net of expenses incurred by the
                      Portfolio.
 -------------------------------------------------------------------------------
 Capital gains        Represents long-term capital gains on sales of securities
                      held for more than 12 months and short-term capital gains, which are gains on sales of securities held by the
                      Portfolio for a 12-month period or less.



DISTRIBUTION OPTIONS Income dividends are declared and paid annually. Any capital gains are distributed at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.


DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares of your current fund

 Reinvest all distributions in shares of another fund

 Receive dividends in cash (see options below) and reinvest capital gains (2)

 Receive all distributions in cash (with one of the following options): (2)

 -   send the check to your address of record

 -   send the check to a third party address

 -   transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state, local, and foreign income taxes.

MANAGING THE FUND


INVESTMENT ADVISOR


Stein Roe & Farnham Incorporated (Stein Roe), a wholly owned subsidiary of Liberty Funds Group LLC (LFG), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.



Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.



For the period ended September 30, 2000, the Fund and Portfolio paid 068% of average net assets in fees to Stein Roe.


Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER

ERIK P. GUSTAFSON has been portfolio manager of Growth Stock Portfolio since its inception in 1997 and had managed Stein Roe Growth Stock Fund since 1994. Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.

OTHER INVESTMENT STRATEGIES AND RISKS


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.






PORTFOLIO TURNOVER

There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS

When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.


INTERFUND LENDING PROGRAM

The Fund and the Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or

OTHER INVESTMENT STRATEGIES AND RISKS


borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

OTHER INVESTMENT STRATEGIES AND RISKS


MASTER/FEEDER STRUCTURE

Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since its inception. The fiscal year runs from October 1 to September 30. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements for the years ended September 30, 2000 and 1999, which have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, along with the Fund's financial statements, is included in the annual report. The information for the years ended September 30, 1998 and the period ended September 30, 1997 is included in the Fund's financial statements which have been audited by other independent accountants, whose report expressed an unqualified opinion on the financial highlights. You can request a free annual report by calling 1-800-426-3750.



THE FUND
                                                                Year Ended            Period Ended
                                                               September 30           September 30,
                                                        2000       1999       1998        1997(a)
                                                      Class K     Class K    Class K      Class K
 Net asset value-- Beginning of period ($)            15.97       11.86      11.26          10.00
------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($)

 Net investment loss (b)                              (0.16)      (0.09)     (0.03)         (0.01)
------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain                      5.63        4.20       0.63           1.27
------------------------------------------------------------------------------------------------------
 Total from investment operations                      5.47        4.11       0.60           1.26
------------------------------------------------------------------------------------------------------
 Net asset value--
 End of period ($)                                    21.44       15.97      11.86          11.26
------------------------------------------------------------------------------------------------------
 Total return  (%)                                    34.25(e)    34.65(e)    5.33(d)       12.60(d)
------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS

 Expenses  (%)                                         1.32(f)     1.30(f)    1.35(c)(g)     1.35(d)(g)
------------------------------------------------------------------------------------------------------
 Net investment income (loss)  (e) (%)                (0.82)(f)   (0.55)(f)  (0.47)         (0.22)(d)
------------------------------------------------------------------------------------------------------
 Portfolio turnover (h) (%)                             74          57        39              22
------------------------------------------------------------------------------------------------------
 Net assets at end of period (000's) ($)                3,680       1,649     2,768           251
------------------------------------------------------------------------------------------------------



(a)   From commencement of operations on February 14, 1997.


(b) Per share data was calculated using average shares outstanding during the period.

(c) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor,this ratio would have been 56.10% for the period ended September 30, 1997 and 2.07% for year ended September 30, 1998.

(d)   Computed giving effect to Advisor's expense limitation undertaking.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g)   Annualized.

(h)   Portfolio turnover of the Portfolio.

NOTES

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Advisor Trust: 811-07955


-     Liberty Growth Stock Fund (formerly, Stein Roe Advisor Growth Stock Fund)



                              [LIBERTY FUNDS LOGO]



705-01/310a-0100

LIBERTY YOUNG INVESTOR FUND                         PROSPECTUS, FEBRUARY 1, 2001








CLASS A SHARES



Advised by Stein Roe & Farnham Incorporated



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Not FDIC
Insured

May Lose Value
No Bank Guarantee

TABLE OF CONTENTS


THE FUND                                2
-----------------------------------------

Investment Goal.........................2

Principal Investment Strategies.........2

Principal Investment Risks..............2

Performance History.....................4

Your Expenses...........................5

YOUR ACCOUNT                            6
-----------------------------------------

How to Buy Shares.......................6

Sales Charges...........................7

Distribution and Service Fees...........7

How to Exchange Shares..................8

How to Sell Shares......................8

Fund Policy on Trading of Fund Shares

Other Information About Your Account...10

MANAGING THE FUND                      12
-----------------------------------------

Investment Advisor.....................12

Portfolio Managers.....................12

-----------------------------------------

OTHER INVESTMENT
STRATEGIES AND RISKS                   13
-----------------------------------------

FINANCIAL HIGHLIGHTS                   15
-----------------------------------------

THE FUND - LIBERTY YOUNG INVESTOR(SM) FUND

INVESTMENT GOAL

The Fund seeks long-term growth.




PRINCIPAL INVESTMENT STRATEGIES



The Fund invests all of its assets in SR&F Growth Investor Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. The Portfolio invests primarily in common stocks believed to have long-term growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of companies that the Fund's investment advisor believes affect the lives of children or teenagers. The Portfolio's investments are diversified among various industries and market sectors. The Portfolio seeks to invest in companies that produce products or provide services that the adviser or sub-advisor believes children or teenagers use, are aware of, or have an interest in. These companies may include, but are not limited to, computer hardware or software manufacturers, Internet service providers and companies in the apparel, entertainment or personal care products industries. The Portfolio may invest in companies of any size, including smaller emerging companies. The Portfolio may invest up to 25% of its assets in foreign stocks.







To select investments for the Fund, the portfolio managers look for companies that are market leaders with growing market share in their respective industries, have strong financial balance sheets and experienced management teams, have products and services that give the company a competitive advantage, and have stock prices which the portfolio managers believe are reasonable relative to the assets and earning power of the company.



The Fund also has an educational objective. It seeks to teach children and teenagers information about mutual funds, basic economic principles and personal finance through a variety of educational materials (such as newsletter and activity books). The materials are paid for by the Fund and distributed to shareholders on a regular basis.

THE FUND - LIBERTY YOUNG INVESTOR FUND







PRINCIPAL INVESTMENT RISKS







The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

THE FUND - LIBERTY YOUNG INVESTOR FUND



Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.



Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.



Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a large portion of its assets invested in particular sectors. An example of a sector in which the Fund may sometimes have a large portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks

THE FUND - LIBERTY YOUNG INVESTOR FUND



include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.







An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.


Information on other securities and risks appears under "Other Investment Strategies and Risks."

THE FUND - LIBERTY YOUNG INVESTOR FUND


UNDERSTANDING PERFORMANCE


CALENDAR-YEAR TOTAL RETURNS show the Portfolio's and the Fund's Class A share performance for each calendar year since the Portfolio or the Fund commenced operations.



AVERAGE ANNUAL TOTAL RETURNS ARE a measure of the Fund's share performance for the past one year, five years and life of the Fund. The Fund (Class K shares) commenced operations on February 14, 1997; Class A shares commenced operations on January 26, 1998. The Fund's historical performance for all periods prior to February 14, 1997, is the performance of the Portfolio and has not been restated to reflect the higher gross annual operating expenses of the Fund.



The Fund's return is compared to the S&P 500 Index, an unmanaged broad-based measure of market performance. The Fund's return is also compared to the Morningstar large growth funds category average (Morningstar Average). This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant their information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar Average. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance (and for the Portfolio for periods prior to the inception of the Fund) from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compares with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR-YEAR TOTAL RETURNS

             [BAR CHART]

Year
----
1995               39.31%
1996               34.92%
1997               25.91%
1998               15.05%
1999               30.85%
2000              -11.13%


For period shown on chart above:          Best quarter: 4th quarter 1999 +28.04
                                          Worst quarter:3rd quarter 1998, -16.36

THE FUND - LIBERTY YOUNG INVESTOR FUND


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000 (1)


                           INCEPTION                                 LIFE OF THE
                             DATE         1 YEAR       5 YEARS          FUND
                             ----         ------       -------          ----
Class A (%)                1/26/98        -9.13         17.33           20.09
S&P Index (%)                 N/A         -9.10         18.33           19.70*
Morningstar Average (%)       N/A         -14.09        18.10           17.09



(1) Class A shares are a newer class of shares. It's performance includes returns of the Portfolio through February 13, 1997 and the performance of the Fund's Class K shares from February 14, 1997 through December 31, 1997.



The performance for calendar year 1998 shows the performance of Class K shares from January 1, 1998 through January 25, 1998 and the performance of Class A shares from January 26, 1998 through December 31, 1998. The performance for 2000 and 1999 shows the performance of Class A shares. Class A shares were initially offered on January 25, 1998. For years or periods prior to 1997, performance is that of the Portfolio.

THE FUND - LIBERTY YOUNG INVESTOR FUND


UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.



EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example reflects expenses of both the Fund and the Portfolio. It uses the following hypothetical conditions:


- $10,000 initial investment

- 5% return for each year

- Fund operating expenses remain the same


- Assumes reinvestment of all dividends and distributions


YOUR EXPENSES

The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Expenses are one of several factors to consider before you invest in a mutual fund.

SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                 CLASS A
Maximum sales charge (load) on purchases
(as a percentage of the offering price)                           None

Maximum deferred sales charge (load) on redemptions
(as a percentage of the offering price)                           2.00(3)

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                       (4)


ANNUAL FUND OPERATING EXPENSES(3) (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                 CLASS A
Management fee(5) (%)                                              0.76

Distribution and service (12b-1) fees (%)                          0.35(6)

Other expenses (%)                                                 0.55

Total annual fund operating expenses(5)(6) (%)                     1.66


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----                              ------     -------     -------     --------
Class A                            $168       $522        $900        $1,961



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



(4)      There is a $7.50 charge for wiring sale proceeds to your bank.



(5) The Portfolio pays a management fee of 0.56% and the Fund pays an administrative fee of 0.20%.



(6) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.30% and the total annual fund operating expenses for Class A shares would be 1.61%. This arrangement may be terminated by the distributor at any time.

                                  YOUR ACCOUNT


INVESTMENT MINIMUMS



Initial Investment.............$1,000

Subsequent Investments............$50

Automatic Investment Plan*........$50

Retirement Plans*.................$25



* The initial investment minimum of $1,000 is waived on this plan.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS

Through your         Your financial advisor can help you establish your account and
financial advisor    buy Fund shares on your behalf.
-------------------- -----------------------------------------------------------------
By check             For new accounts, send a completed application and check made
(new account)        payable to the Fund to the transfer agent, Liberty Funds
                     Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------- -----------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                     Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------- -----------------------------------------------------------------
By exchange          You or your financial advisor may acquire shares by
                     exchanging shares you own in one fund for shares of the
                     same class of the Fund at no additional cost. To exchange
                     by telephone, call 1-800-422-3737.
-------------------- -----------------------------------------------------------------
By wire              You may purchase shares by wiring money from your bank
                     account to your fund account. To wire funds to your fund
                     account, call 1-800-422-3737 to obtain a control number
                     and the wiring instructions.
-------------------- -----------------------------------------------------------------
By electronic        You may purchase shares by electronically transferring money
funds transfer       from your bank account to your fund account by calling
                     1-800-422-3737. Electronic transfers may take up to two
                     business days to settle and be considered "good form."You
                     must set up this feature prior to your telephone request.
                     Be sure to complete the appropriate section of the
                     application.
-------------------- -----------------------------------------------------------------
Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                     transfer. Be sure to complete the appropriate section of
                     the application for this feature.
-------------------- -----------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by one fund
diversification      into the same class of shares of the fund at no addition sales charge.  To invest your dividends in another Fund, call
                     1-800-345-6611.



(1)

YOUR ACCOUNT



UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

SALES CHARGES


You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.



CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. Purchases of less than $1 million are subject to a CDSC of 2.00% on redemptions made within 3 years after purchase.
The financial advisor receives a commission of 2.00% from the Fund's distributor, Liberty Funds Distributor, Inc. (Distributor).
For purchases of $1 million or more, financial advisors receive from the Distributor a commission, as follows:

PURCHASES OVER $1 MILLION
- --------------------------------
Amount Purchased    Commission %
- --------------------------------
First $3 million      1.00
Next $2 million       0.50
Over $5 million       0.25*

*Paid over 12 months but only to the extent the shares remain outstanding.

A 1.00% CDSC applies to purchases of $1 million to $5 million redeemed within approximately 18 months after purchase.

YOUR ACCOUNT

HOW TO EXCHANGE SHARES


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES


Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                INSTRUCTIONS

Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.
--------------------- -----------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost.

YOUR ACCOUNT


                      To exchange by telephone, call 1-800-422-3737.
--------------------- -----------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
--------------------- -----------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call
                      1-800-345-6611.
                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------- -----------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
--------------------- -----------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage on a monthly, quarterly or semi-annually basis
                      and have your proceeds sent to you if your account balance is at least $5,000. This feature is not available if you
                      hold your shares in certificate form. All dividend and
                      capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account
                      application for this feature.
--------------------- -----------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.

YOUR ACCOUNT




FUND POLICY ON TRADING OF FUND SHARES



The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.




DISTRIBUTION AND SERVICE FEES



The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's Distributor marketing and other fees to support the sale and distribution of Class A shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A shares. The annual distribution fee may equal up to 0.10% for Class A shares. Distribution and service fees are paid out of the assets of the class. The distributor has voluntarily agreed to waive a portion of the Class A share distribution fee. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

YOUR ACCOUNT

YOUR ACCOUNT

YOUR ACCOUNT

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT



HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.



ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.



SHARE CERTIFICATES Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities the Portfolio holds. The Fund also may experience capital gains and losses on sales of the Portfolio's securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS


Dividend income       Represents interest and dividends earned from securities
                      held by the Portfolio, net of expenses incurred by the
                      Portfolio.
 -------------------- -----------------------------------------------------------------
Capital gains         Represents long-term capital gains on sales of securities
                      held for more than 12 months and short-term capital gains, which are gains on sales of securities held by the
                      Portfolio for a 12-month period or less.



DISTRIBUTION OPTIONS Income dividends are declared and paid annually. Any capital gains are distributed at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


DISTRIBUTION OPTIONS


 Reinvest all distributions in additional shares of your current fund
 -------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 -------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains
 -------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options):


- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

YOUR ACCOUNT



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state, local, and foreign income tax.

MANAGING THE FUNDS


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), a wholly owned subsidiary of Liberty Funds Group LLC (LFG). located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.



Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG which includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.



For the period ended September 30, 2000, the Fund and Portfolio paid 0.76% of average net assets in fees to Stein Roe.


Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
ERIK P. GUSTAFSON AND DAVID P. BRADY, CFA, are the portfolio managers.

Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts. Mr. Gustafson is a senior vice president and has been portfolio manager of the Fund since February 1995. Mr. Gustafson has also been portfolio manager of SR&F Growth Stock Portfolio since May 1994. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.


Mr. Brady joined Stein Roe in 1993 as an associate portfolio manager for Stein Roe Special Fund. He currently is a senior vice president and has been portfolio manager of the Fund since March 1995 and portfolio manager of Stein Roe Focus Fund since June 1998. He holds a B.S. degree in finance, graduating Magna Cum Laude, from the University of Arizona and an M.B.A. degree from the University of Chicago.

OTHER INVESTMENT STRATEGIES AND RISKS



The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.





UNDERSTANDING THE FUND'S
OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


TEMPORARY DEFENSIVE POSITIONS
--------------------------------------------------------------------------------
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.


INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund and the Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or

OTHER INVESTMENT STRATEGIES AND RISKS

borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

OTHER INVESTMENT STRATEGIES AND RISKS


EDUCATIONAL MATERIALS
--------------------------------------------------------------------------------
The Fund provides educational materials such as a newsletter and activity book to all Fund shareholders. The materials are designed to teach children and teenagers basic investing principles. The Fund also sends investors an owner's manual. The educational materials are paid for by the Fund.


MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since its inception. The fiscal year runs from October 1 to September 30. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which, for the years ended September 30, 2000 and 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report. The information for the period ended September 30, 1998 has been audited by other independent accountants, whose report expressed an unqualified opinion on the financial highlights. You can request a free annual report by calling 1-800-426-3750.


THE FUND


                                                                                                  Year Ended           Period Ended
                                                                         Year Ended              September 30,         September 30,
                                                                      September 30, 2000             1999                 1998 (a)
                                                                                                    Class A               Class A
 Net asset value--Beginning of period ($)                                   13.98                    11.35                 11.67
------------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($)
 Net investment loss (b)                                                    (0.15)(c)                (0.10)(c)             (0.02)
------------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized and unrealized)             4.41                     2.73                 (0.30)
------------------------------------------------------------------------------------------------------------------------------------
 Total loss from investment operations                                       4.26                     2.63                 (0.32)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value-- End of period ($)                                        18.24                    13.98                 11.35
------------------------------------------------------------------------------------------------------------------------------------
 Total return (e) (%)                                                       30.47                    21.17                 (2.74)(g)
------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000 omitted) ($)                            168,110                   97,233                36,843
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets (d) (%)                         1.49(C)                  1.65(c)               1.65(f)
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment loss to average net assets (d) (%)                 (0.86)(c)                (0.69)(b)             (0.52)(e)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover (h) (%)                                                    72                       45                    45
------------------------------------------------------------------------------------------------------------------------------------



(a)      From commencement of multi-class offering on January 26, 1998.



(b) Per share data was calculated using average shares outstanding during the period.



(c) Net of fees waived by the Distributor which amounted to $0.009 per share and 0.05% in 2000 and $0.007 and 0.05% in 1999.



(d) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor and/or Distributor, this ratio would have been 1.66% and 1.74% for the years ended September 30, 2000 and 1999, respectively, and 2.02% for the period ended September 30, 1998.



(e) Computed giving effect to the Advisor's and/or Distributor's expense limitation undertaking.



(f)      Annualized.



(g)      Not annualized.


(h)      Portfolio turnover of the Portfolio.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Advisor Trust:  811-07955


- Liberty Young Investor Fund (formerly, Stein Roe Advisor Young Investor Fund)


--------------------------------------------------------------------------------
[LIBERTY FUNDS LOGO]



712-01/312A-0100

LIBERTY GROWTH STOCK FUND



PROSPECTUS, FEBRUARY 1, 2001


CLASS A, B, AND C SHARES


Advised by Stein Roe & Farnham Incorporated

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

THE FUND                                                                      2
--------------------------------------------------------------------------------
Investment Goal ............................................................  2

Principal Investment Strategies ............................................  2

Principal Investment Risks .................................................  2

Performance History ........................................................  4

Your Expenses ..............................................................  5


YOUR ACCOUNT                                                                  6
--------------------------------------------------------------------------------
How to Buy Shares ..........................................................  6

Sales Charges ..............................................................  7

Distribution and Service Fees .............................................. 10

How to Exchange Shares ..................................................... 11

How to Sell Shares ......................................................... 11

Fund Policy on Trading of Fund Shares

Other Information About Your Account ....................................... 13

MANAGING THE FUND                                                            15
--------------------------------------------------------------------------------
Investment Advisor ......................................................... 15

Portfolio Manager .......................................................... 15

OTHER INVESTMENT
STRATEGIES AND RISKS                                                         16
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                         18
--------------------------------------------------------------------------------


Not FDIC
Insured

May Lose Value

No Bank Guarantee

THE FUND      LIBERTY GROWTH STOCK FUND






INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.



PRINCIPAL INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

The Fund invests all of its assets in SR&F Growth Stock Portfolio (the "Portfolio) as part of a master fund/feeder fund structure. The Portfolio invests primarily in the common stocks of companies with large market capitalizations. The Portfolio emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.


The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

Defining Capitalization. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (mid cap) or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Morningstar, Inc.

Morningstar ranks stocks as follows: the top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large cap, the next 15% of the 5000 are classified as mid cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are classified as small cap. As of
         , large cap companies had market capitalizations greater than $
billion, mid cap companies had market capitalizations between $     and $
billion, and small cap companies had market capitalizations less than $ billion. These amounts are subject to change.


PRINCIPAL INVESTMENT RISKS

--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.





Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a large portion of its assets invested in particular sectors. An example of a sector in which the Fund may sometimes have a large portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.



Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.

THE FUND LIBERTY GROWTH STOCK FUND


Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.


Information on other securities and risks appears under "Other Investment Strategies and Risks."

THE FUND LIBERTY GROWTH STOCK FUND

UNDERSTANDING PERFORMANCE

CALENDAR-YEAR TOTAL RETURN shows the Portfolio's and the Fund's performance for the past 10 calendar years.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one, five, and ten year periods. The Fund (Class K shares) commenced operations on February 14, 1997; Classes, A, B, and C commenced operations on October 15, 1997. The Fund's historical performance for all periods prior to February 14, 1997, is the performance of the Portfolio and has not been restated to reflect the higher gross annual operating expenses of the Fund. The table shows each class's returns with sales charges.



The Fund's returns are compared to the S&P 500 Index, an unmanaged broad-based measure of market performance. The Fund's returns are also compared to the Morningstar large growth funds category average (Morningstar Average). This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant their information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar Average. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. Unlike the Fund, indices are not investments, do not incur fees or charges, and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the historical performance for the Fund and for the Portfolio prior to the Fund's inception, for the past 10 calendar years. The performance table following the bar chart shows how the average annual total returns of the Fund and the Portfolio compare with those of a broad measure of market performance for the past one, five and ten years. Performance for the Portfolio prior to the Fund's inception has not been restated to reflect the higher gross annual operating expenses of the Fund. If those gross annual operating expenses were reflected, performance of the Fund would be lower. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the future performance of the Fund.



Calender-Year Total Returns(1)



Year
1991               45.53%
1992                8.02%
1993                2.52%
1994               -4.15%
1995               35.29%
1996               20.56%
1997               33.30%
1998               24.47%
1999               35.85%
2000              -11.77%




For period shown on the chart above:



Best quarter: 4th quarter 1999, +24.97%



Worst quarter: 4th quarter 2000, -17.67%

THE FUND LIBERTY GROWTH STOCK FUND


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2000(1)



                           INCEPTION                                 LIFE OF THE
                           ---------                                 -----------
                            DATE          1 YEAR        5 YEARS         FUND
                            ----          ------        -------         ----
Class A(%)                 10/15/97        -11.77        19.11          17.49
--------------------------------------------------------------------------------
Class B(%)                 10/15/97        -12.46        18.27          16.65
--------------------------------------------------------------------------------
Class C(%)                 10/15/97        -12.39        18.24          16.63
--------------------------------------------------------------------------------
S&P Index(%)                 N/A           -9.10         18.33           N/A
--------------------------------------------------------------------------------
Morningstar Average(%)       N/A           -14.09        18.10          16.75
--------------------------------------------------------------------------------



(1) The total return for calendar year 1997 is comprised of the Portfolio's performance through February 13, 1997, the performance of the Fund's Class K shares from February 14, 1997 through October 14, 1997, and the performance of the Fund's Class A shares from October 15, 1997 through December 31, 1997. The performance for calendar years 1998, 1999 and 2000 shows the performance of Class A, B and C shares, respectively. For years prior to 1997, performance is that of the Portfolio.

THE FUND LIBERTY GROWTH STOCK FUND

UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example reflects the expenses of both the Fund and the Portfolio. Expense reimbursements are in effect for the first year in the periods. It uses the following hypothetical conditions:

-        $10,000 initial investment

-        5% return for each year

-        Fund operating expenses remain the same

-        Assumes reinvestment of all dividends and distributions.



YOUR EXPENSES
--------------------------------------------------------------------------------
The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Expenses are one of several factors to consider before you invest in a mutual fund.



SHAREHOLDERS FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                     CLASS A     CLASS B     CLASS C
Maximum sales charge (load) imposed on purchases
(as a percentage of the offering price)                5.75       0.00        0.00
------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a
percentage of the lower of the offering price or
sale price)                                            1.00(412)  5.00        1.00
------------------------------------------------------------------------------------
Redemption fee(32) (as a percentage of amount
redeemed, if applicable)                                 (5)        (5)         (5)



ANNUAL FUND OPERATING EXPENSES(3)(DEDUCTED DIRECTLY FROM FUND ASSETS)



                                                     CLASS A     CLASS B     CLASS C

Management fee (4)(%)                                  0.68        0.68        0.68
------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.35(6)     1.00        1.00
------------------------------------------------------------------------------------
Other expenses) (6)(%)                                 0.33        0.33        0.33
------------------------------------------------------------------------------------
Total annual fund operating expenses (%)               1.36        2.01        2.01
------------------------------------------------------------------------------------



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



(4)      There is a $7.50 charge for wiring sale proceeds to your bank.



(5) The Portfolio pays a management fee of 0.54% and the Fund pays an administrative fee of 0.14%.



(6) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.30% and the total annual fund operating expenses for Class A shares would be 1.36%. This arrangement may be terminated by the distributor at any time.

THE FUND LIBERTY GROWTH STOCK FUND

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                    1 YEAR           3 YEARS           5 YEARS            10 YEARS
Class A                                   $705             $980             $1,275             $2,112
----------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares
          sold all your shares at          204              629              1,081              2,166
          the end of the period
                                           704              929              1,281              2,166
----------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares
          sold all your shares at          204              629              1,081              2,333
          the end of the period
                                           304              629              1,081              2,333
----------------------------------------------------------------------------------------------------------

                                  YOUR ACCOUNT



INVESTMENT MINIMUMS
Initial Investment ...................................................... $1,000

Subsequent Investments .................................................. $   50

Automatic Investment Plan* .............................................. $   50

Retirement Plans* ....................................................... $   25



* The initial investment minimum of $1,000 is waived on this plan.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE VARIOUS OPTIONS FOR BUYING SHARES:




METHOD            INSTRUCTIONS
------            ------------

Through your      Your financial advisor can help you establish your
financial advisor account and buy Fund shares on your behalf.
--------------------------------------------------------------------------------
By check          For new accounts, send a completed application and check made
(new account)     payable to the Fund to the transfer agent, Liberty Funds
                  Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
 By check         For existing accounts, fill out and return the additional
(existing         investment stub included in your quarterly statement, or send
account)          a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                  Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By exchange       You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the
                  Fund at no additional cost. To exchange by telephone, call
                  1-800-422-3737.
--------------------------------------------------------------------------------
 By wire          You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                  1-800-422-3737 to obtain a control number and the wiring
                  instructions.
--------------------------------------------------------------------------------
By electronic     You may purchase shares by electronically transferring money
funds transfer    from your bank account to your fund account by calling
                  1-800-422-3737.  Your money may take up to two business days to be invested.  You must set up this feature prior to your telephone request.  Be sure to complete the appropriate
                  section of the application.
--------------------------------------------------------------------------------
Automatic         You can make monthly or quarterly investments automatically
investment        from your bank account to your fund account.  You can select a
plan              pre-authorized amount to be sent via electronic funds
                  transfer. Be sure to complete the appropriate section of
                  the application for this feature.
--------------------------------------------------------------------------------
By dividend       You may automatically invest dividends distributed by one fund
diversification   into the same class of shares of another fund at no additional sales charge.  To invest your dividends in another fund, call
                  1-800-345-6611.

YOUR ACCOUNT

CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.






The Fund also offers Class K shares, which are available only to other investors through a separate prospectus.



SALES CHARGES

--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In some circumstances these sales charges are waived, as described below and in the Statement of Additional Information.



CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your investment. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.



CLASS A SALES CHARGES



                                                                         % OF PUBLIC
                                                                           OFFERING
                                              AS A % OF       AS A %         PRICE
                                             THE PUBLIC       OF NET      RETAINED BY
                                              OFFERING        AMOUNT       FINANCIAL
AMOUNT OF PURCHASE                              PRICE        INVESTED    ADVISOR FIRM
------------------                              -----        --------    ------------
Less than $50,000                                5.75         6.10         5.00
---------------------------------------------------------------------------------------
$50,000 to less than $100,000                    4.50         4.71         3.75
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                   3.50         3.63         2.75
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                   2.50         2.56         2.00
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                 2.00         2.04         1.75
---------------------------------------------------------------------------------------
$1,000,000 or more                               0.00         0.00         0.00



Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plan purchases through a fee-based program.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from Liberty Funds Distributor, Inc. (Distributor) as follows:

YOUR ACCOUNT




UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.



PURCHASES OVER $1 MILLION




AMOUNT PURCHASED                                                   COMMISSION %
----------------                                                   ------------
First $3 million                                                     1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                                   0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                  0.50
--------------------------------------------------------------------------------
Over $5 million                                                      0.25
--------------------------------------------------------------------------------



The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.



For Class A share purchases by participants in certain group retirement plans offered through a fee- based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or NAV, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC, that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The Distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

YOUR ACCOUNT




PURCHASES OF LESS THAN $250,000



CLASS B SALES CHARGES


HOLDING PERIOD AFTER PURCHASE                                % DEDUCTED WHEN
-----------------------------                                 SHARES ARE SOLD
                                                              ---------------
Through the end of the first year                                    5.00
--------------------------------------------------------------------------------
Through the end of the second year                                   4.00
--------------------------------------------------------------------------------
Through the end of the third year                                    3.00
--------------------------------------------------------------------------------
Through the end of the fourth year                                   3.00
--------------------------------------------------------------------------------
Through the end of the fifth year                                    2.00
--------------------------------------------------------------------------------
Through the end of the sixth year                                    1.00
--------------------------------------------------------------------------------
Longer than six years                                                0.00
--------------------------------------------------------------------------------



Commission to financial advisors is 5.00%



Automatic conversion to Class A shares is eight years after purchase.



You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.



PURCHASES OF $250,000 TO LESS THAN $500,000:



CLASS B SALES CHARGES



                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD
-----------------------------                                 ---------------
Through first year                                                   3.00
--------------------------------------------------------------------------------
Through second year                                                  2.00
--------------------------------------------------------------------------------
Through third year                                                   1.00
--------------------------------------------------------------------------------
Longer than three years                                              0.00
--------------------------------------------------------------------------------



Commission to financial advisors is 2.50%.


Automatic conversion to Class A shares is four years after purchase.

YOUR ACCOUNT





PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES


                                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                    SHARES ARE SOLD
-----------------------------                                    ---------------
Through first year                                                   3.00
--------------------------------------------------------------------------------
Through second year                                                  2.00
--------------------------------------------------------------------------------
Through third year                                                   1.00
--------------------------------------------------------------------------------



Commission to financial advisors is 1.75%.



Automatic conversion to Class A shares is three years after purchase.



If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.



CLASS C SHARES Your purchases of Class C shares are at the Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. Class C shares do not convert into Class A shares. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



CLASS C SALES CHARGES



YEARS AFTER PURCHASE                              % DEDUCTED WHEN SHARES ARE SOLD
--------------------                              -------------------------------
Through first year                                             1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00
--------------------------------------------------------------------------------

YOUR ACCOUNT





HOW TO EXCHANGE SHARES

--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z share of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES

--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documentation required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.

YOUR ACCOUNT




  OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:




METHOD            INSTRUCTIONS
------            ------------
Through your      You may call your financial advisor to place your sell order.
financial         To receive the current trading day's price, your financial
advisor           advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.

By exchange       You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                  1-800-422-3737.

By telephone      You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                  calling 1-800-422-3737 unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call
                  1-800-345-6611.


By mail You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners.
                  For details, call 1-800-345-6611. Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722,
                  Boston, MA 02105-1722.


By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic     You may automatically sell a specified dollar amount or
withdrawal        percentage on a monthly, quarterly or semi-annual basis if
plan              your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributed must be reinvested. Be sure to complete the appropriate section of the account
                  application for this feature.


By electronic     You may sell shares and request that the proceeds be
funds transfer     electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this
                  feature.




FUND POLICY ON TRADING OF FUND SHARES

--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.

YOUR ACCOUNT

YOUR ACCOUNT

YOUR ACCOUNT

YOUR ACCOUNT






DISTRIBUTION AND SERVICE FEES


The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class A share distribution fee. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating a portion of the distribution fee

YOUR ACCOUNT

YOUR ACCOUNT



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of regular session trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (after any applicable sales charges) next determined after your request is received in good form by the Distributor. In most cases, in order to receive that day's price, the Distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealer Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Portfolio's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

You can find the daily prices of some share classes for the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities the Portfolio holds. The Fund also may experience capital gains and losses on sales of the Portfolio's securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------



SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the Distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS


Dividend income      Represents interest and dividends earned from
                     securities held by the Portfolio, net of expenses incurred by the Portfolio.
-------------------------------------------------------------------------------
Capital gains        Represents long-term capital gains on sales of
                     securities held for more than 12 months and short-term
                     capital gains, which are gains on sales of securities held by the Portfolio for a 12-month period or less.



DISTRIBUTION OPTIONS Income dividends are declared and paid annually. Any capital gains are distributed at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

DISTRIBUTION OPTIONS


Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains(2)
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):



-  send the check to your address of record

-  send the check to a third party address

-  transfer the money to your bank via electronic funds transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state, local, and foreign income taxes.

MANAGING THE FUNDS



INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Stein Roe & Farnham Incorporated (Stein Roe), a wholly owned subsidiary of Liberty Funds Group LLC (LFG), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.



Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG which includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.



For the fiscal year ended September 30, 2000, the Fund and Portfolio paid aggregate fees 0.68% of its average net assets to Stein Roe.


Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

ERIK P. GUSTAFSON has been portfolio manager of Growth Stock Portfolio since its inception in 1997 and had managed Stein Roe Growth Stock Fund since 1994. Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.

OTHER INVESTMENT STRATEGIES AND RISKS


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.
--------------------------------------------------------------------------------




The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.






PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


TEMPORARY DEFENSIVE POSITIONS
--------------------------------------------------------------------------------

When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.

OTHER INVESTMENT STRATEGIES AND RISKS




INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------

The Fund and the Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception. The fiscal year runs from October 1 to September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements for the years ended September 30, 2000 and 1999, which have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, along with the Fund's financial statements, is included in the annual report. The information for the period ended September 30, 1998 has been audited by other independent accountants, whose report expressed an unqualified opinion on the financial highlights. You can request a free annual report by calling 1-800-426-3750.



THE FUND


                                                           Period Ended September 30, 1998 (a)
                                                          Class A         Class B        Class C
 Net asset value-- Beginning of period ($)                 11.59            11.59         11.59
--------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($)
 Net investment loss (a)                                   (0.04)           (0.08)        (0.08)
--------------------------------------------------------------------------------------------------
 Net realized and unrealized gain                           0.27             0.23          0.21
--------------------------------------------------------------------------------------------------
 Total from investment operations                           0.23             0.15          0.13
--------------------------------------------------------------------------------------------------
 Net asset value--
 End of period ($)                                         11.82            11.74         11.72
--------------------------------------------------------------------------------------------------
 Total return (d) (%)                                       1.98 (e)         1.29(e)       1.12 (e)
--------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS

 Expenses (c) (%)                                           1.40 (f)         2.10(f)       2.10 (f)
--------------------------------------------------------------------------------------------------
 Net investment income (loss)  (d) (%)                     (0.50) (e)       (1.20)(e)     (1.21)(e)
--------------------------------------------------------------------------------------------------
 Portfolio turnover (g) (%)                                   39               39            39
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
 Net assets at end of period (000's) ($)                  39,521           64,148        10,472
--------------------------------------------------------------------------------------------------



(a) From commencement of multi-class offering on October 15, 1997.

(b) Per share data was calculated using average shares outstanding during the period.

(c) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 1.63%, 2.31% and 2.30%, respectively, for Class A, B and C shares.

(d) Computed giving effect to Advisor's expense limitation undertaking.

(e) Not annualized.

(f) Annualized.

(g) Portfolio turnover of the Portfolio.

FINANCIAL HIGHLIGHTS


THE FUND


                                                            Year Ended September 30, 1999
                                                          Class A       Class B      Class C
 Net asset value-- Beginning of period ($)                11.82          11.74        11.72
-----------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($)

 Net investment loss (a)                                 (0.09)(b)      (0.20)       (0.20)
-----------------------------------------------------------------------------------------------
 Net realized and unrealized gain                         4.25           4.22         4.22
-----------------------------------------------------------------------------------------------
 Total from investment operations                         4.16           4.02         4.02
-----------------------------------------------------------------------------------------------
 Net asset value--                                       15.98          15.76        15.74
 End of period ($)
-----------------------------------------------------------------------------------------------
 Total return (d) (%)                                    35.19          34.24        34.30
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS

 Expenses (c) (%)                                         1.35(b)        2.05         2.05
-----------------------------------------------------------------------------------------------
 Net investment income (loss)  (d) (%)                   (0.60)(b)      (1.30)       (1.30)
-----------------------------------------------------------------------------------------------
 Portfolio turnover (e) (%)                                 57             57           57
-----------------------------------------------------------------------------------------------
 Net assets at end of period (000's) ($)                93,835        304,754       26,373
-----------------------------------------------------------------------------------------------


(a) Per share data was calculated using average shares outstanding during the period.

(b) Net of fees waived by the Distributor which amounted to $0.008 per share and 0.05%.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) Portfolio turnover of the Portfolio.

FINANCIAL HIGHLIGHTS

THE FUND


                                                          Year Ended September 30, 2000
                                                        Class A        Class B      Class C
 Net asset value-- Beginning of period ($)               15.98          15.76        15.74
----------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($)

 Net investment loss (a)                                 (0.16)(b)      (0.30)       (0.30)
----------------------------------------------------------------------------------------------
 Net realized and unrealized gain                         5.58           5.50         5.49
----------------------------------------------------------------------------------------------
 Total from investment operations                         5.42           5.20         5.19
----------------------------------------------------------------------------------------------
 Net asset value--                                       21.40          20.96        20.93
 End of period ($)
----------------------------------------------------------------------------------------------
 Total return (c) (%)                                    33.92 (d)      32.99        32.97
----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS

 Expenses (e) (%)                                         1.31 (b)       2.01         2.01
----------------------------------------------------------------------------------------------
 Net investment income (loss)  (e) (%)                   (0.81)(b)      (1.51)       (1.51)
----------------------------------------------------------------------------------------------
 Portfolio turnover (f) (%)                                 74             74           74
----------------------------------------------------------------------------------------------
 Net assets at end of period (000's) ($)               197,345        886,331       70,818
----------------------------------------------------------------------------------------------




(a) Per share data was calculated using average shares outstanding during the period.



(b) Net of fees waived by the Distributor which amounted to $0.010 per share and 0.05%.


(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f) Portfolio turnover of the Portfolio.

NOTES

NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Advisor Trust: 811-07955


-  Liberty Growth Stock Fund (formerly, Stein Roe Advisor Growth Stock Fund.




--------------------------------------------------------------------------------



            [LIBERTY FUNDS LOGO]

LIBERTY YOUNG INVESTOR FUND(SM)



PROSPECTUS, FEBRUARY 1, 2001


-    CLASS K SHARES

Advised by Stein Roe & Farnham Incorporated



The following eligible institutional investors may purchase Class K shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class K shares and which purchases shares directly from Liberty Funds Distributor, Inc., the Fund's distributor, or through a third-party broker-dealer; (ii) any registered investment adviser purchasing shares for its clients; (iii) any insurance company, trust company or bank purchasing shares for its own account; (iv) any endowment, investment company or foundation; and
(v) any trustee of Liberty-Stein Roe Advisor Trust, any employee of Stein Roe & Farnham Incorporated, or any of its affiliates, or any member of the immediate family of any trustee or employee.



TABLE OF CONTENTS


THE FUND                                 2
------------------------------------------
Investment Goal.....................     2
Principal Investment Strategies.....     2
Principal Investment Risks..........     2
Performance History.................     4
Your Expenses.......................     5

YOUR ACCOUNT                             6
------------------------------------------
How to Buy Shares...................     6
Distribution and Service Fees.......     7
How to Exchange Shares..............     7
How to Sell Shares..................     7
Other Information About Your Account     9

MANAGING THE FUND                       11
------------------------------------------
Investment Advisor..................    11
Portfolio Managers..................    11

OTHER INVESTMENT
STRATEGIES AND RISKS                    12
------------------------------------------

FINANCIAL HIGHLIGHTS                    14
------------------------------------------



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


 ------------------------------
| Not FDIC |  May Lose Value   |
|          |-------------------|
| Insured  | No Bank Guarantee |
 ------------------------------

THE FUND   LIBERTY YOUNG INVESTOR(SM) FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.



PRINCIPAL INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

The Fund invests all of its assets in SR&F Growth Investor Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. The Portfolio invests primarily in common stocks believed to have long-term growth potential. Under normal market conditions, the Portfolio invests at least 65% of its assets in common stocks of companies that Stein Roe believes affect the lives of children and teenagers. These companies may produce products or services that children and teenagers use, are aware of, or could have an interest in. The Portfolio may invest in companies of any size including smaller emerging companies. The Portfolio may invest up to 25% of its assets in foreign stocks.


To select investments for the portfolio, the portfolio managers look for companies that are market leaders with growing market share in their respective industries. The managers also look for companies with strong financial balance sheets and experienced management teams.

The portfolio managers may sell a portfolio holding if the company has a deterioration of fundamentals such as lower revenues or earnings growth. The portfolio managers may also sell a portfolio holding to fund redemptions.

The Fund also has an educational objective. It seeks to teach children and teenagers information about mutual funds, basic economic principles and personal finance through a variety of educational materials paid for by the Fund.



PRINCIPAL INVESTMENT RISKS

--------------------------------------------------------------------------------





                                                                             ---

THE FUND - LIBERTY YOUNG INVESTOR FUND




The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.





Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.


Information on other securities and risks appears under "Other Investment Strategies and Risks."



                                                                             ---

THE FUND - LIBERTY YOUNG INVESTOR FUND



UNDERSTANDING PERFORMANCE


CALENDAR-YEAR TOTAL RETURNS show the Portfolio's and the Fund's Class K share performance for each calendar year since the Portfolio or the Fund commenced operations.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's share performance for the past one year, five years and life of the Fund. The Fund (Class K shares) commenced operations on February 14, 1997. The Fund's historical performance for all periods prior to February 14, 1997, is the performance of the Portfolio and has not been restated to reflect the higher gross annual operating expenses of the Fund.



The Fund's return is compared to the S&P 500 Index, an unmanaged broad-based measure of market performance. The Fund's return is also compared to the Morningstar large growth funds category average (Morningstar Average). This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant their information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar Average. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.




PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance (and for the Portfolio for periods prior to the inception of the Fund) from year to year by illustrating the Fund's calendar year total returns for its Class K shares. The performance table following the bar chart shows how the Fund's average annual returns for Class K shares compares with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.




CALENDAR-YEAR TOTAL RETURNS
--------------------------------------------------------------------------------

                              [BAR CHART]

                              YEAR    PERCENTAGE
                              ----    ----------
                              1995      39.44%
                              1996      34.76%
                              1997      26.41%
                              1998      15.33%
                              1999      30.94%
                              2000     -11.21%


For period shown on the chart above:   Best quarter: 4th quarter 1999, +28.04%



                                       Worst quarter: 3rd quarter 1998, -16.36%



AVERAGE ANNUAL TOTAL RETURNS--FOR PERIODS ENDED DECEMBER 31, 2000(1)
--------------------------------------------------------------------------------



                             INCEPTION                            LIFE OF THE
                               DATE        1 YEAR      5 YEARS       FUND
                               ----        ------      -------       ----
 Class K (%)                  2/14/97      -11.21       17.97        20.19
 ----------------------------------------------------------------------------
 S&P Index (%)                  N/A         -9.10       18.33        19.70
 ----------------------------------------------------------------------------
 Morningstar Average (%)        N/A        -14.09       18.10        18.28






                                                                             ---

THE FUND - LIBERTY YOUNG INVESTOR FUND







(1) The total return for calendar year 1997 is comprised of the Portfolio's performance through February 13, 1997 and the performance of the Fund's Class K shares from February 14, 1997 through December 31, 1997.



The performance for calendar year 1998, 1999 and 2000 shows the performance of the Fund's Class K shares. For years or periods prior to 1997, performance is that of the Portfolio.






                                                                             ---

THE FUND - LIBERTY YOUNG INVESTOR FUND



UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example reflects the expenses of both the Fund and the Portfolio. It uses the following hypothetical conditions:


- $10,000 initial investment

- 5% return for each year

- Fund operating expenses remain the same


- Assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------
The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Expenses are one of several factors to consider before you invest in a mutual fund.


ANNUAL FUND OPERATING EXPENSES (2)(DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                   CLASS K
Management fee(3)(%)                                                 0.76
---------------------------------------------------------------------------
Distribution and service (12b-1) fees(%)                             0.25
---------------------------------------------------------------------------
Other expenses(%)                                                    0.61
---------------------------------------------------------------------------
Total annual fund operating expenses(%)(4)                           1.62
---------------------------------------------------------------------------



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


CLASS                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class K                                 $165       $511       $881      $1,922
--------------------------------------------------------------------------------





(2)  There is a $7.50 charge for wiring sale proceeds to your bank.

(3) The Portfolio pays a management fee of 0.56% and the Fund pays an administrative fee of 0.20%.





(4) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.65%. This arrangement may be terminated by the advisor at any time. A reimbursement lowers the expense ratio and increases overall return to investors.




                                                                             ---

YOUR ACCOUNT
--------------------------------------------------------------------------------




INVESTMENT MINIMUMS



Initial Investment .......      $1,000
Subsequent Investments ...      $   50
Automatic Investment Plan*      $   50
Retirement Plans* ........      $   25



* The initial investment minimum of $1,000 is waived on this plan.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated net asset value. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



OUTLINED BELOW ARE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD               INSTRUCTIONS
Through your         Your financial advisor can help you establish your account
financial advisor    and buy Fund shares on your behalf.
--------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check
(new account)        made payable to the Fund to the transfer agent, Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your quarterly statement, or
                     send a letter of instruction including your Fund name and
                     account number with a check made payable to the Fund to
                     Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may acquire shares by
                     exchanging shares you own in one fund for shares of the
                     same class of the Fund at no additional cost. To exchange
                     by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire              You may purchase shares by wiring money from your bank
                     account to your fund account. To wire funds to your fund
                     account, call 1-800-422-3737 to obtain a control number
                     and the wiring instructions.
--------------------------------------------------------------------------------
By electronic        You may purchase shares by electronically transferring
funds transfer       money from your bank account to your fund account by
                     calling 1-800-422-3737. Your money may take up to two
                     business days to be invested. You must set up this
                     feature prior to your telephone request. Be sure to
                     complete the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account.  You can
                     select a pre-authorized amount to be sent via electronic
                     funds transfer. Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by one
diversification      fund into the same class of shares of another fund at no
                     addition sales charge.  To invest your dividends in another
                     Fund, call 1-800-345-6611.



                                                                             ---

YOUR ACCOUNT




FUND POLICY ON TRADING OF FUND SHARES

--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class K shares and the services provided to you by your financial advisor. These annual service fees may equal up to 0.25% for Class K shares and are paid out of the assets of the class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. (Distributor) at the next-determined net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if Stein Roe determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documentation required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements. Please call 1-800-799-7526 for more information.



                                                                             ---

YOUR ACCOUNT





The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in good form). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than cash, if the advisor determines that it is in the best interest of the Fund.





                                                                             ---

YOUR ACCOUNT



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD              INSTRUCTIONS
Through your        You may call your financial advisor to place your sell order.
financial advisor   To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                    of the NYSE, usually 4:00 p.m., Eastern time.
--------------------------------------------------------------------------------
By exchange         You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                    1-800-422-3737.
--------------------------------------------------------------------------------
By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737 unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                    You do not need to set up this feature in advance of your
                    call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail             You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another
                    eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries,
                    surviving joint owners and individual retirement account
                    (IRA) owners. For details, call 1-800-345-6611.

                    Mail your letter of instruction to Liberty Funds Services,
                    Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire             You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                    telephone request. Be sure to complete the appropriate
                    section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic       You may automatically sell a specified dollar amount or
withdrawal plan     percentage on a monthly, quarterly or semi-annually basis
                    and have your proceeds sent to you if your account balance is at least $5,000. This feature is not available if you
                    hold your shares in certificate form. All dividend and
                    capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic       You may sell shares and request that the proceeds be
funds transfer      electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You
                    must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



                                                                             ---

YOUR ACCOUNT



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class K shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.






                                                                             ---

YOUR ACCOUNT




ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.






                                                                             ---

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities the Portfolio holds. The Fund also may experience capital gains and losses on sales of the Portfolio's securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------


Dividend income    Represents interest and dividends earned from securities held by the Portfolio, net of expenses incurred by the Portfolio.
--------------------------------------------------------------------------------
Capital gains      Represents long-term capital gains on sales of securities
                   held for more than 12 months and short-term capital gains, which are gains on sales of securities held by the Portfolio for a 12-month period or less.



DISTRIBUTION OPTIONS Income dividends are declared and paid annually. Any capital gains are distributed at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains(2)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):


- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.


                                                                             ---

YOUR ACCOUNT



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state, local, and foreign income tax.





                                                                             ---

MANAGING THE FUNDS


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), a wholly owned subsidiary of Liberty Funds Group LLC (LFG) located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.



Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG which includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.



For the period ended September 30, 2000, the Fund and Portfolio paid 0.76% of average net assets in fees to Stein Roe.


Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
ERIK P. GUSTAFSON AND DAVID P. BRADY, CFA, are the portfolio managers.

Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts. Mr. Gustafson is a senior vice president and has been portfolio manager of the Fund since February 1995. Mr. Gustafson has also been portfolio manager of SR&F Growth Stock Portfolio since May 1994. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.


Mr. Brady joined Stein Roe in 1993 as an associate portfolio manager for Stein Roe Special Fund. He currently is a senior vice president and has been portfolio manager of the Fund since March 1995 and portfolio manager of Stein Roe Focus Fund since June 1998. He holds a B.S. degree in finance, graduating Magna Cum Laude, from the University of Arizona and an M.B.A. degree from the University of Chicago.



                                                                             ---

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.






PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS
--------------------------------------------------------------------------------
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.

INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund and the Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or


                                                                             ---

OTHER INVESTMENT STRATEGIES AND RISKS




borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.






                                                                             ---

OTHER INVESTMENT STRATEGIES AND RISKS



EDUCATIONAL MATERIALS
--------------------------------------------------------------------------------
The Fund provides educational materials such as a newsletter and activity book to all Fund shareholders. The materials are designed to teach children and teenagers basic investing principles. The Fund also sends investors an owner's manual. The educational materials are paid for by the Fund.

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.




                                                                             ---

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since its inception. The fiscal year runs from October 1 to September 30. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which for the years ended September 30, 2000 and 1999 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report. The information for periods prior to 1999 has been audited by other independent accountants, whose report expressed an unqualified opinion on the financial highlights.You can request a free annual report by calling 1-800-426-3750.



THE FUND


                                                                                 Period Ended
                                                  Year Ended September 30,       September 30,
                                              2000         1999         1998        1997(a)
                                             Class K      Class K      Class K      Class K
Net asset value--Beginning of period($)       14.08        11.41        11.49        10.00
-------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS($)
Net investment loss(b)                        (0.15)       (0.09)       (0.03)       (0.02)
-------------------------------------------------------------------------------------------
Net gains (losses) on securities (both
realized and unrealized)                       4.47         2.76        (0.04)        1.51
-------------------------------------------------------------------------------------------
Total loss from investment operations          4.32         2.67        (0.07)        1.49
-------------------------------------------------------------------------------------------
Distributions
Net investment income                          --           --          (0.01)        --
-------------------------------------------------------------------------------------------
Net asset value --
End of period($)                              18.40        14.08        11.41        11.49
-------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of net expenses to average net
assets(c)(%)                                   1.50         1.50         1.50         1.50(e)
-------------------------------------------------------------------------------------------
Ratio of net investment loss to average
net assets(d)(%)                              (0.87)       (0.64)       (0.48)       (0.24)(e)
-------------------------------------------------------------------------------------------
Total return(d)(%)                            30.68        23.40        (0.62)       14.90(f)
-------------------------------------------------------------------------------------------
Portfolio Turnover(%)
Net assets, end of period (000's)($)            572          410          331          116



(a)  From commencement of multi-class offering on February 14, 1997.



(b) Per share data was calculated using average shares outstanding during the period.



(c) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor and/or Distributor, this ratio would have been 1.62% and 1.70% and 20.42% for the years ended September 30, 2000 and 1999, respectively, and 89.45% for the period ended September 30, 1997.



(d) Computed giving effect to the Advisor's and/or Distributor's expense limitation undertaking.



(e)  Annualized.



(f)  Not annualized.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Advisor Trust: 811-07955


- Liberty Young Investor Fund (formerly Stein Roe Advisor Young Investor Fund)



--------------------------------------------------------------------------------
                              [LIBERTY FUNDS LOGO]

           Statement of Additional Information Dated February 1, 2001


                         LIBERTY-STEIN ROE ADVISOR TRUST
                     One Financial Center, Boston, MA 02111


                            Liberty Growth Stock Fund
                           Liberty Young Investor Fund

         This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Funds' prospectuses dated February 1, 2001, and any supplements thereto ("Prospectus"). Financial statements, which are contained in the Funds' September 30, 2000 Annual Reports, are incorporated by reference into this SAI. A Prospectus and Annual Report may be obtained at no charge by calling (800) 426-3720.



                                TABLE OF CONTENTS
                                                                     Page

General Information and History.......................................
Investment Policies...................................................
Portfolio Investments and Strategies..................................
Investment Restrictions...............................................
Additional Investment Considerations..................................
Management............................................................
Financial Statements..................................................
Principal Shareholders................................................
Investment Advisory and Other Services................................
Custodian.............................................................
Independent Accountants...............................................
Distributor...........................................................
Transfer Agent and Shareholder Servicing..............................
Purchases and Redemptions.............................................
Portfolio Transactions................................................
Additional Income Tax Considerations..................................
Investment Performance................................................
Master Fund/Feeder Fund: Structure and Risk Factors...................
Appendix--Ratings.....................................................

                         GENERAL INFORMATION AND HISTORY

     The mutual funds (referred to collectively as the "Funds") described in this SAI are the following separate series of Liberty-Stein Roe Advisor Trust (the "Trust"):


                 Liberty Growth Stock Fund ("Growth Stock Fund")
               Liberty Young Investor Fund ("Young Investor Fund")


         Growth Stock Fund offers four classes of shares (Classes A, B, C and K) and Young Investor Fund offers two classes of shares (Classes A and K). Class K of each Fund commenced operations on February 14, 1997; Classes A, B and C of Growth Stock Fund commenced operations on October 15, 1997; and Class A of Young Investor Fund commenced operations on January 26, 1998.


         On September 13, 1996, the name of the Trust was changed from "Stein Roe Adviser Trust" to "Stein Roe Advisor Trust." The name of the Trust was changed from "Stein Roe Advisor Trust" to "Liberty-Stein Roe Advisor Trust" on March 3, 1999. Prior to July 14, 2000, Growth Stock Fund was known as Stein Roe Advisor Growth Stock Fund and Young Investor Fund was known as Stein Roe Young Investor Fund.


         The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated July 31, 1996, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with one or more classes of shares, as the Board may authorize. Currently, four series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

         Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

         Each share of a series (or class thereof) is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

Special Considerations Regarding Master Fund/Feeder Fund Structure

         Rather than invest in securities directly, the Funds seek to achieve their objectives by pooling their assets with those of other investment companies for investment in a master fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Each Fund invests all of its net investable assets in a separate master fund that is a series of SR&F Base Trust, as follows:


 Feeder Fund                Master Fund
 -----------               -----------
Growth Stock Fund       SR&F Growth Stock Portfolio ("Growth Stock Portfolio")
Young Investor Fund     SR&F Growth Investor Portfolio
                         ("Growth Investor Portfolio")


     The master funds are referred to collectively as the "Portfolios." For more information, please refer to Master Fund/Feeder Fund: Structure and Risk Factors.

         Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Funds and Portfolios and provides investment advisory services to each Portfolio.

                               INVESTMENT POLICIES

         The Trust and SR&F Base Trust are open-end management investment companies. The Funds and the Portfolios are diversified, as that term is defined in the Investment Company Act of 1940.

         The investment objectives and policies are described in the Prospectus under The Fund. In pursuing its objective, a Fund or Portfolio may employ the investment techniques described in its Prospectus and Portfolio Investments and Strategies in this SAI. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."1

                      PORTFOLIO INVESTMENTS AND STRATEGIES

Debt Securities

         In pursuing its investment objective, a Portfolio may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the investment portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

         Investments in debt securities by Growth Stock Portfolio are limited to those that are investment grade. Growth Investor Portfolio may invest up to 35% of its assets in debt securities, but does not expect to invest more than 5% of its assets in debt securities that are rated below investment grade. "Investment grade" refers to debt securities that are within the four highest grades assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by Stein Roe.

         Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by a Portfolio is lost or reduced below investment grade, it is not required to dispose of the security, but Stein Roe will consider that fact in determining whether to continue to hold the security.

         Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy and are commonly referred to as "junk bonds."

         When Stein Roe determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, a Portfolio may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives

         Consistent with its objective, a Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, floating rate instruments, and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

         Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

         The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

         No Portfolio currently intends to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. (See Options and Futures below.)

         Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by a Portfolio on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

         Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

         Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

         Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Convertible Securities

         By investing in convertible securities, a Portfolio obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by the Portfolios are frequently rated investment grade, they may purchase unrated securities or securities rated below investment grade if the securities meet Stein Roe's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.

Foreign Securities

         A Portfolio may invest up to 25% of its total assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. A Portfolio may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, it is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. No Portfolio currently intends to invest more than 5% of its net assets in unsponsored ADRs.

         With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in a Portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

         Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities.
These  considerations  include:   fluctuations  in  exchange  rates  of  foreign
currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

         Although the Portfolios will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

         Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

         The Portfolios' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Portfolio to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that it may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held. No Portfolio may engage in "speculative" currency exchange transactions.

         At the maturity of a forward contract to deliver a particular currency, a Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency it is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency it is obligated to deliver.

         If a Portfolio retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Portfolio of unrealized profits or force it to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that it is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Lending of Portfolio Securities

         Subject to restriction (5) under Investment Restrictions in this SAI, a Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, it could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while it seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Repurchase Agreements

         A Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Portfolio could experience both losses and delays in liquidating its collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements

         A Portfolio may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time it enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. No Portfolio currently intends to make commitments to purchase when-issued securities in excess of 5% of its net assets.

         A Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which it is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

         At the time a Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) having a value at least as great as the purchase price of the securities to be purchased will be segregated on its books and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales "Against the Box"

         A Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. A Portfolio may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

         In a short sale against the box, a Portfolio does not deliver from its portfolio the securities sold. Instead, the Portfolio borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Portfolio, to the purchaser of such securities. The Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Portfolio must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Portfolio may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

         Short sales may protect a Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where it owns convertible securities, changes in the conversion premium.

         Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, it will incur a loss and if the price declines during this period, it will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Portfolio may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Portfolio is able to enter into short sales. There is no limitation on the amount of assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. No Portfolio will invest more than 5% of its total assets in short sales against the box.

Rule 144A Securities

         A Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as a Portfolio, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction on investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that it does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of its assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Portfolio expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

Swaps, Caps, Floors and Collars

         A Portfolio may enter into swaps and may purchase or sell related caps, floors and collars. A Portfolio would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Portfolios intend to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream they may be obligated to pay.

         A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Portfolio's exposure to changes in the value of an index of securities in which it might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Portfolio may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.

         A swap agreement tends to shift investment exposure from one type of investment to another. For example, if a Portfolio agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase its exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Portfolio's investments and its net asset value.

         The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Portfolio. If a swap agreement calls for payments by a Portfolio, it must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. No Portfolio will enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.

         The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

         At the time a Portfolio enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets having a value at least as great as the commitment underlying the obligations will be segregated on its books and held by the custodian throughout the period of the obligation.

Line of Credit

         Subject to restriction (6) under Investment Restrictions in this SAI, each Fund and Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program

         Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund and Portfolio may lend money to and borrow money from other mutual funds advised by Stein Roe. They will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Portfolio Turnover

         Although the Portfolios do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Portfolios' flexibility of investment and emphasis on growth of capital, they may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover if it should occur, would result in increased transaction expenses, which must be borne by the Portfolio. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Options on Securities and Indexes

         A Portfolio may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. A Portfolio may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

         An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         A Portfolio will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

         If an option written by a Portfolio expires, it realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires, it realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

         The Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, it will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, it will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         A put or call option purchased by a Portfolio is an asset, valued initially at the premium paid for the option. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

         If trading were suspended in an option purchased or written by a Portfolio, it would not be able to close out the option. If restrictions on exercise were imposed, It might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts

         A Portfolio may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index2 at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

         A Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the portfolio securities or the price of the securities that the Portfolio intends to purchase. Although other techniques could be used to reduce or increase portfolio exposure to stock price, interest rate and currency fluctuations, it may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         A Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

         The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

         When a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. A Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Portfolio does not represent a borrowing or loan by it but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, a Portfolio will mark-to-market its open futures positions.

         A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

         Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, it realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, it realizes a capital gain, or if it is less, it realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

         There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the investment portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the investment portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

         There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or futures option position. The Portfolio would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

         If other options, futures contracts, or futures options of types other than those described herein are traded in the future, a Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the investment objective.

         A Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by it plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"3 would exceed 5% of total assets.


         When purchasing a futures contract or writing a put option on a futures contract, the Portfolio must maintain with its custodian (or broker, if legally permitted) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash or liquid securities (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out.


         A Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the Portfolio and the positions. For this purpose, to the extent a Portfolio has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

         In order to comply with Commodity Futures Trading Commission Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," a Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

         If a Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased
(call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by it, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

         If a call or put option written by a Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security
(call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Portfolio, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

         Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

         If a Portfolio writes an equity call option4 other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

         A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Portfolio delivers securities under a futures contract, it also realizes a capital gain or loss on those securities.

         For federal income tax purposes, a Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a
Portfolio: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

         If a Portfolio were to enter into a short index future, short index futures option or short index option position and its portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and its stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

         In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

         Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the other investments, and shareholders are advised of the nature of the payments.

         The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS

     Each  Fund  and  Portfolio   operates   under  the   following   investment
restrictions. No Fund or Portfolio may:

         (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

         (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

         (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

         (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

         (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

         The above restrictions (other than bracketed portions thereof) are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. The Funds and Portfolios are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies. A Fund or Portfolio may not:

         (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

         (b) invest in companies for the purpose of exercising control or management;

         (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

         (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

         (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

         (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

         (h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

         (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

         (j) invest  more than 15% of its net assets  (taken at market  value at
the  time  of  a  particular  investment)  in  illiquid  securities,   including
repurchase agreements maturing in more than seven days.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

         Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments, it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns, as appropriate for the particular client or managed account. Stein Roe's focus on a long-term investment style can result in lower turnover rates, often leading to increased tax efficiencies for shareholders subject to income tax. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

         In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

                                   MANAGEMENT

         The  Board  of   Trustees   of  the  Trust   has   overall   management
responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:

                                    Position(s) held     Principal occupation(s)
 Name, Age; Address                  with the Trust       during past five years
William D. Andrews, 53; One South  Executive Vice-President Executive vice presi
Wacker Drive, Chicago, IL  60606                            president of Stein
(4)                                                         Roe & Farnham
                                                            Incorporated ("Stein
                                                            Roe")

Christine Balzano, 35;             Vice-President           Senior vice president
245 Summer Street, Boston, MA                               of Liberty Funds
02210                                                       Services, Inc.;
                                                            formerly vice
                                                            president and asst.
                                                            vice president

Kevin M. Carome, 44;               Executive                Executive Vice
One Financial Center, Boston, MA   Vice-President           President of the
02111 (4)                                                   Stein Roe Funds since May 1999  (formerly  Vice President and
                                                            Secretary);  General Counsel and Secretary of Stein Roe
                                                            since 1998;  Executive  Vice President of Liberty Funds
                                                            Group and Liberty  All-Star Funds since October,  2000;
                                                            Executive  Vice  President  and  Assistant   Secretary,
                                                            Liberty Funds Group - Chicago;  Senior Vice  President,
                                                            Legal  since  January,  1999 of  Liberty  Funds  Group;
                                                            Associate General Counsel and Vice President of Liberty
                                                            Financial Companies, Inc. through January, 1999.

Denise E. Chasmer, 32              Vice President           Employee of Liberty
12100 East Iliffe Avenue                                    Funds Services, Inc.
Aurora, CO 80014 (4)                                        and assistant
                                                            vice president of
                                                            Stein Roe since
                                                            November 1999;
                                                            manager with Scudder
                                                            Kemper Investments
                                                            from October 1995 to
                                                            November 1999;
                                                            assistant manager
                                                            with Scudder Kemper
                                                            prior thereto

J. Kevin Connaughton               Controller               Controller of the
One Financial Center                                        Funds since
Boston, MA 02111 (4)                                        December 2000  (formerly  Controller  of the Funds  from May
                                                            2000 to October  2000);  Treasurer and Chief  Financial
                                                            Officer  of  the  Liberty  Funds  and  of  the  Liberty
                                                            All-Star   Funds   since   December,   2000   (formerly
                                                            Controller and Chief Accounting  Officer of the Liberty
                                                            Funds  from  February,  1998 to  October,  2000);  Vice
                                                            President of the Colonial  Management  Associates since
                                                            February, 1998 (formerly Senior Tax Manager,  Coopers &
                                                            Lybrand,  LLP from April,  1996 to January,  1998; Vice
                                                            President,  440  Financial  Group/First  Data  Investor
                                                            Services Group from March, 1994 to April, 1996).

William M. Garrison, 34; One       Vice-President           Vice president of
South Wacker Drive, Chicago, IL                             Stein Roe since Feb.
60606 (4)                                                   1998; associate
                                                            portfolio manager
                                                            for Stein Roe since
                                                            August 1994



Stephen E. Gibson, 47; One         President                Director of Stein
Financial Center, Boston, MA                                Roe since September
02111 (4)                                                   1,   2000,  President  and Vice  Chairman of Stein Roe since
                                                            January, 2000 (formerly Assistant Chairman from August,
                                                            1998 to  January,  2000);  President  of the  Stein Roe
                                                            Funds since  November  1999;  President  of the Liberty
                                                            Funds  since June,  1998,  Chairman of the Board of the
                                                            Liberty Funds since July, 1998, Chief Executive Officer
                                                            and President since December, 1996 and Director,  since
                                                            July, 1996 of Colonial Management  Associates (formerly
                                                            Executive Vice  President from July,  1996 to December,
                                                            1996); Director,  Chief Executive Officer and President
                                                            of LFG since December,  1998 (formerly Director,  Chief
                                                            Executive  Officer and President of The Colonial Group,
                                                            Inc.  (TCG) from  December,  1996 to  December,  1998);
                                                            (formerly  Managing  Director  of  Marketing  of Putnam
                                                            Investments, June, 1992 to July, 1996.)

Erik P. Gustafson,  36;  Vice-President                     Senior portfolio manager
One South Wacker Drive, Chicago                             of Stein
IL 60606 (4)                                                Roe; senior  vice  president  of Stein Roe since April 1996;
                                                            vice president of Stein Roe prior thereto



Douglas A. Hacker, 44;             Trustee                 Senior vice president
P.O. Box 66100, Chicago, IL                                 and chief financial)
60666 (3) (4)                                               officer of UAL, Inc.
                                                            (airline)

Loren A. Hansen, 52; Executive     Vice-President           Chief investment officer/equity of
One South Wacker Drive,  Chicago,                           CMA since 1997;  executive  vice president of
IL 60606 (4)                                                Stein Roe since Dec.  1995;  vice  president of The Northern  Trust
                                                            (bank) prior thereto

Harvey B. Hirschhorn,  50;         Vice-President           Executive vice president,  senior
One South Wacker  Drive,  Chicago,  IL                      portfolio  manager,  and chief  economist and
60606 (4)                                                   investment strategist of Stein Roe; director of research of Stein Roe,
                                                            1991 to 1995


Janet Langford Kelly, 42; One      Trustee                  Executive vice president-corporate development, general
Kellogg Square, Battle Creek, MI                            counsel and secretary of Kellogg Company since Sept.
49016 (3)(4)                                                1999; senior vice president, secretary and general
                                                            counsel of Sara Lee Corporation (branded, packaged,
                                                            consumer-products manufacturer) from 1995 to Aug. 1999;
                                                            partner of Sidley & Austin (law firm) prior thereto

Gail D. Knudsen, 39;               Vice President           Vice president and assistant controller of CMA
245 Summer Street, Boston, MA
02210 (4)

Richard W. Lowry, 64               Trustee                  Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL  32963 (4)

Salvatore Macera, 69;              Trustee                  Private Investor (formerly Executive Vice President and
26 Little Neck Lane                                         Director of Itek Corporation (electronics) from 1975 to
New Seabury, MA  02349 (4)                                  1981).

William E. Mayer, 60;              Trustee                  Partner, Park Avenue Equity Partners (venture capital)
500 Park Avenue, 5th Floor                                  (formerly Dean, College of Business and Management,
New York, NY  10022                                         University of Maryland from October, 1992 to November,
(1) (4)                                                     1996);Director, Johns Manville; Director, Lee
                                                            Enterprises; Director, WR Hambrecht & Co.

Mary D. McKenzie, 46;              Vice President           President of Liberty Funds Services, Inc.
One Financial Center, Boston, MA
02111 (4)

Charles R. Nelson, 58; Department  Trustee                  Van Voorhis Professor of Political Economy, Department
of Economics, University of                                 of Economics of the University of Washington
Washington, Seattle, WA 98195
(3)(4)

John J. Neuhauser, 57;             Trustee                  Academic Vice President and Dean of Faculties since
84 College Road                                             August, 1999, Boston College (formerly Dean, Boston
Chestnut Hill, MA  02467-3838 (4)                           College School of Management from September, 1977 to
                                                            September, 1999).

Nicholas S. Norton, 41; 12100      Vice President           Senior vice president of Liberty Funds Services, Inc.
East Iliff Avenue, Aurora, CO                               since Aug. 1999; vice president of Scudder Kemper, Inc.
80014 (4)                                                   from May 1994 to Aug. 1999

Joseph R. Palombo, 47              Trustee and Chairman of  Trustee and Chairman of the Board of the Stein Roe Funds
One Financial Center, Boston, MA   the Board                since October, 2000(formerly Vice President of the Funds
02111 (1) (4)                                               from April, 1999 to August, 2000); Director of Stein Roe
                                                            since September , 2000;  Manager of Stein Roe  Floating  Rate
                                                            Limited  Liability  Company since October,  2000; Chief
                                                            Operations  Officer of Mutual Funds,  Liberty Financial
                                                            Companies,  Inc.  since August,  2000;  Executive  Vice
                                                            President  and  Director  of  the  Colonial  Management
                                                            Associates since April, 1999;  Executive Vice President
                                                            and Chief Administrative Officer of Liberty Funds Group
                                                            since April, 1999; and Chief Operating Officer,  Putnam
                                                            Mutual Funds from 1994 to 1998).

Thomas Stitzel, 64;                Trustee                  Business Consultant (formerly Professor of Finance from
2208 Tawny Woods Place                                      1975 to 1999 and Dean from 1977 to 1991, College of
Boise, ID  83706 (4)                                        Business, Boise State University); Chartered Financial
                                                            Analyst.

Thomas C. Theobald, 63; Suite      Trustee                  Managing director, William Blair Capital Partners
1300, 222 West Adams Street,                                (private equity fund)
Chicago, IL 60606 (3)(4)

Anne-Lee  Verville,  55;           Trustee                  Consultant  (formerly General Manager,  Global
359 Stickney Hill Road                                      Education  Industry  form 1994 to 1997,  and  President,
Hopkinton,  NH 03229 (4)                                    Applications  Solutions Division from 1991 to 1994, IBM
                                                            Corporation  (global education and global applications)).



(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

         Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty Funds Distributor, Inc., the Fund's distributor.


         Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended September 30, 2000 and calendar year ended December 31, 2000 to each of the trustees:


                                                                          Total Compensation
                                      Aggregate                              From the Fund
                                   Compensation From       Aggregate         Complex Paid to
                                   Growth Stock Fund   Compensation From    the Trustees for
                                   Fund for the       Young Investor     the Calendar Year
                                   Fiscal Year Ended      Fund for the     Ended December 31,
Trustee                           September 30, 2000  Fiscal Year Ended          2000*
                                  ------------------  September 30, 2000   -------------------
                                                      -----------------
Lindsay Cook (**)                         -0-                 -0-                   -0-
John A. Bacon Jr.(**)                   1,300               1,300                  97,500
William W. Boyd (**)                    1,400               1,400                 102,000
Douglas A. Hacker                       1,300               1,300                  97,500
Janet Langford Kelly                    1,300               1,300                  93,000
Charles R. Nelson                       1,300               1,300                  97,500
Thomas C. Theobald                      1,300               1,300                  97,500

      * At September 30, 2000, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.
      ** Retired as of December 27, 2000.

On December 27, 2000, the following Trustees were elected. This table sets forth the compensation paid to each Trustee in their capacities as Trustees of the Liberty Funds Complex:

                                                         Total Compensation From
                                                          the Fund Complex Paid
                                                        to the Trustees for the
                                                           Calendar Year Ended
        Trustee                                             December 31, 2000*

        Richard L. Lowry                                             $99,000
        Salvatore Macera                                             $98,000
        William E. Mayer                                            $100,000
        John J. Neuhauser                                           $101,200
        Thomas E. Stitzel                                            $97,000
        Anne-Lee Verville                                            $94,667(1)

(1) Total compensation of $94,667 is payable in later years as deferred compensation.
* At December 31, 2000, the complex consisted of 51 open-end and 8 closed-end management investment company portfolios in the Liberty Funds Group-Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Trust.


                              FINANCIAL STATEMENTS


         Please refer to the September 30, 2000Financial Statements (statements of assets and liabilities and schedules of investments as of September 30, 2000 and the statements of operations, changes in net assets, financial highlights, and notes thereto) and the report of independent accountants contained in the September 30, 2000 Annual Reports. The Financial Statements and the report of independent accountants (but no other material from the Annual Reports) are incorporated herein by reference. An Annual Report may be obtained at no charge by telephoning 800-322-1130.


                             PRINCIPAL SHAREHOLDERS


         As of December 31, 2000, trustees and officers of the Trust owned less than 1% of the outstanding shares of Funds.



         As of December 31, 2000, the only persons known by the Trust to own of record or "beneficially" 5% or more of outstanding shares of any class of a Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:


                                                               Fund/                Approximate % of Outstanding
                Name and Address                               Class                         Shares Held


Merrill Lynch Pierce Fenner & Smith for the      Growth Stock Fund,
Sole Benefit of its Customers                    Class A                                         6%
Attn:  Fund Administration                       Class C                                        10%
4800 Deer Lake Drive E. 2nd floor
Jacksonville, FL  32246

Liberty Financial Companies, Inc.                Young Investor Fund, Class K
600 Atlantic Avenue                                                                              29%
Federal Reserve Plaza
Boston, MA 02210

Smith Barney Corporate Trust Co.                 Growth Stock Fund, Class K                      64%
Smith Barney 401(k) Advisor Group Trust
Two Tower Center, P.O. Box 1063
East Brunswick, NJ 08816

WFB NA IRA Cust                                  Young Investor Fund, Class K                     6%
Margaret Gail Goodfellow
420 Montgomery Street
San Francisco, CA  94104-1205

A. G. Edwards & Sons, Inc.                       Advisor Young Investor Fund,                    12%
C/F Edward T. Crossen IRA Account                    Class K
One North Jefferson
St. Louis, MO  63103



       As of December 31, 2000, trustees and officers of the Trust owned less than 1% of the outstanding shares of any class of a Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES


         Stein Roe & Farnham Incorporated provides investment management services to the Portfolios and administrative services to the Funds and the Portfolios. Stein Roe is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Liberty Financial Services, Inc., which is a wholly owned subsidiary of Liberty Financial Companies, Inc.(Liberty Financial), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912. As of September 30, 2000, Stein Roe managed over $24.2 billion in assets.

         On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.

     The directors of Stein Roe are C. Allen Merritt, Jr., J. Andrew Hilbert, Stephen E. Gibson and Joseph R. Palombo. Mr. Merritt is Chief Operating Officer of Liberty Financial. Mr. Hilbert is Senior Vice President and Chief Financial Officer of Liberty Financial. The positions held by Messrs. Gibson and Palombo are listed above. The business address of Messrs. Merritt and Hilbert is Federal Reserve Plaza, Boston, MA 02210. The business address of Messrs. Gibson and Palombo is One Financial Center, Boston, MA 02111.


         In return for its services, Stein Roe is entitled to receive a monthly administrative fee from each Fund and a monthly management fee from each Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets , gross fees paid since commencement of operations (in thousands), and any expense reimbursements by Stein Roe or the Distributor (see Distributor):

---------------------------------------------------------------------------------------------------------------------


                                                                            Year Ended    Year Ended    Year Ended
                                                    Current Rates             9/30/00       9/30/99       9/30/98
    Fund/Portfolio             Type             (dollars in millions)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Growth Stock Fund       Administrative      .15% up to $500, .125% next
                                            $500, .10% thereafter                 $1,146          $394          $107
                        ---------------------------------------------------------------------------------------------
                        ---------------------------------------------------------------------------------------------
    Class A             Reimbursement       Expenses exceeding 1.35%               -----            32            66
                        ---------------------------------------------------------------------------------------------
                        ---------------------------------------------------------------------------------------------
    Class B             Reimbursement       Expenses exceeding 2.10%                ----            --            74
                        ---------------------------------------------------------------------------------------------
                        ---------------------------------------------------------------------------------------------
    Class C             Reimbursement       Expenses exceeding 2.10%               -----            --            12
                        ---------------------------------------------------------------------------------------------
                        ---------------------------------------------------------------------------------------------
    Class K             Reimbursement       Expenses exceeding 1.35%               -----            --             9
---------------------------------------------------------------------------------------------------------------------
                        ---------------------------------------------------------------------------------------------
Growth Stock Portfolio  Management          .60% up to $500, .55% next
                                            $500, .50% thereafter                 10,349         6,076         4,252
                        ---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Young Investor Fund     Administrative      .20% up to $500, .150% next
                                            $500, .125% thereafter                   284           142            26
                        ---------------------------------------------------------------------------------------------
                        ---------------------------------------------------------------------------------------------
    Class A             Reimbursement       Expenses exceeding 1.65%               (171)           105            41
                        ---------------------------------------------------------------------------------------------
                        ---------------------------------------------------------------------------------------------
    Class K             Reimbursement       Expenses exceeding 1.61%                ----             4            42
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Growth Investor         Management          .60% up to $500, .55% next
    Portfolio                               $500, .50% thereafter                  7,245         5,415         3,758

---------------------------------------------------------------------------------------------------------------------

         Stein Roe provides office space and executive and other personnel to the Funds and bears any sales or promotional expenses. Each Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

         The administrative agreement provides that Stein Roe shall reimburse each Fund to the extent that its total annual expenses (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which its shares are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse a Fund an amount in excess of fees paid under that agreement for such year. In addition, in the interest of further limiting expenses of a Fund, Stein Roe may waive its fees and/or absorb certain expenses for a Fund. Any such reimbursement will enhance the yield of such Fund.

         The management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

         Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement


         Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For services provided to the Trust, Stein Roe receives an annual fee of $25,000 per Fund plus
 .0025 of 1% of average net assets over $50 million. During the fiscal years ended September 30, 1998, 1999 and 2000, Stein Roe received (in thousands), $224,$106, and $197, respectively, from the Trust for services provided under this agreement.


                                    CUSTODIAN

         State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

         Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

         The Board of Trustees of each Trust reviews, at least annually, whether it is in the best interests of the Portfolios, the Funds, and their shareholders to maintain assets in each of the countries in which it invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that a Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

         The Funds and Portfolios may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                             INDEPENDENT ACCOUNTANTS

         The  independent  accountants  for the  Funds  and the  Portfolios  are
PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The independent accountants audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.

                                   DISTRIBUTOR

         Shares of the Funds are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), One Financial Center, Boston, MA 02111, an indirect subsidiary of Liberty Financial, under a Distribution Agreement. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party ("independent trustees"). The Distributor has no obligation, as underwriter, to buy Fund shares, and purchases shares only upon receipt of orders from authorized financial service firms or investors. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.


At Liberty Funds, we believe in giving children the best life has to offer. That's why LFD is supporting the Make-A-Wish Foundation of America with a $1 donation for every new account opened in any of its Young Investor Funds. To learn more about the Make-A-Wish Foundation of America, please call 1-800-722-9474 or visit its Web site at www.wish.org.



12b-1 Plans, Contingent Deferred Sales Charges, and Conversion of Shares

         The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for personal service and/or the maintenance of shareholder accounts, the Distributor receives a service fee at an annual rate not to exceed 0.25% of net assets attributed to each class of shares other than Class K shares. The Plan also provides that as compensation for the promotion and distribution of shares of a Fund including its expenses related to sale and promotion of Fund shares, the Distributor receives from the Fund a fee at an annual rate not exceeding 0.10% of the average net assets attributed to Class A shares, and 0.75% of the average net assets attributed to each of its Class B and Class C shares. The Plan further provides that, as compensation for services and/or distribution, the Distributor receives a fee at an annual rate not to exceed 0.25% of the average net assets attributable to Class K shares. At this time, the Distributor has voluntarily agreed to limit the Class A distribution fee to 0.05% annually. The Distributor may terminate this voluntary limitation without shareholder approval. Class B shares automatically convert to Class A shares approximately eight years after the Class B shares are purchased. Class C and Class K shares do not convert. The Distributor generally pays this amount to institutions that distribute Fund shares and provide services to the Funds and their shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by a Fund during any year may be more or less than the cost of distribution or other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid. The Trust's Plan complies with those rules.

         The trustees believe that the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the trustees, including the independent trustees. The Plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by a vote of a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of the relevant Class of shares.


         Young Investor Fund offers two classes of shares (Class A and Class K) and Growth Stock Fund offers four classes of shares (Class A, Class B, Class C, and Class K). The Funds may in the future offer other classes of shares. Class K shares are offered at net asset value, subject to a Rule 12b-1 fee. Class A shares of Young Investor Fund are offered at net asset value and a subject to a Rule 12b-1 fee and a contingent deferred sales charge on redemptions made within three years of purchase. Class A shares of Growth Stock Fund are offered at net asset value plus a front-end sales charge to be imposed at the time of purchase and are subject to a Rule 12b-1 fee. Class B shares are offered at net asset value subject to a Rule 12b-1 fee and a declining contingent deferred sales charge on redemptions made within six years of purchase. Class C shares are offered at net asset value, subject to a Rule 12b-1 fee and a contingent deferred sales charge on redemptions made within one year of purchase. The contingent deferred sales charges are described in the Prospectus.


         No contingent deferred sales charge will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions, and finally of other shares held by the shareholder for the longest time.

         Eight years after the end of the month in which a Class B share is purchased, such shares and a pro-rated portion of any shares issued on the reinvestment of distributions will be automatically invested into Class A shares of that Fund having an equal value, which are not subject to the distribution or service fee.

12b-1 fees paid for the fiscal year ended September 30, 2000 (in thousands)

---------------------------------------------------------------- ------------------------------------------------------------

                       Growth Stock Fund                                             Young Investor Fund
Distribution Fees:                                         $153  Distribution                                        $148
 Service Fees-Class A                                       387  Service Fees-Class A                                 354
Distribution Fees                                         4,633  Distribution -Class K                                  1
 Service Fees-Class B                                     1,568
Distribution Fees                                           351
 Service Fees-Class C                                       116

Distribution Fees
-Class K                                                      8

------------------------------------------------- -------------- ---------------------------------------------- -------------

Sales charges (dollars in thousands) paid for the fiscal year ended September 30, 2000:

                                                                 Growth Stock Fund   Young Investor Fund
Aggregate initial sales charges on Fund shares sales..........              $3,123         $1,678
Initial sales charges retained by the Distributor.............                 267              1
Aggregate CDSCs on Fund redemptions retained by the
Distributor...................................................               1,894             79


Sales-related expenses (dollars in thousands) of the Distributor relating to the Funds for the fiscal year ended September 30, 2000:

                                                                      Growth Stock Fund              Young Investor Fund
                                                             Class A       Class B       Class C           Class A
                                                             -------       -------       -------           -------
Fees to FSFs.............................................      $452        $32,125           $0           $1,298
Cost of sales material relating to the Fund (including          302          1,803          163              329
   printing and mailing expenses)........................
Allocated travel, entertainment, and other promotional
   expenses (including advertising)......................       309          1,845          169              237


                    TRANSFER AGENT AND SHAREHOLDER SERVICING

         Liberty Funds Services, Inc. (the "Transfer Agent"), P.O. Box 1722, Boston, MA 02105, an indirect subsidiary of Liberty Financial, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, the Transfer Agent receives from each Fund a fee based on the following annual rates:

---------------------------------------------------------------------------------------------------------------------
                                                      Class K        Class A           Class B          Class C
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Account maintenance and trade processing               0.05%       Bundled Fee       Bundled Fee      Bundled Fee
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Client services                                        0.25%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total                                                  0.30%          0.236%           0.236%            0.236%
---------------------------------------------------------------------------------------------------------------------

The Trust believes the charges by the Transfer Agent to the Funds are comparable to those of other companies performing similar services.

         Some financial services firms ("FSF") or other intermediaries having special selling arrangements with the Distributor, including certain bank trust departments, wrap fee programs and retirement plan service providers
("Intermediaries") that maintain nominee accounts with the Funds for their clients who are Fund shareholders, may be paid a fee from the Transfer Agent for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.

                            PURCHASES AND REDEMPTIONS

         Purchases and redemptions are discussed in the Prospectus under the heading Your Account, and that information is incorporated herein by reference. It is the responsibility of any investment dealers, banks, or other institutions, including retirement plan service providers, through whom you purchase or redeem shares to establish procedures insuring the prompt transmission to the Trust of any order.

         The Funds will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is received in good order. The public offering price is the net asset value plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs or Intermediaries, the public offering price will be determined on the day the order is placed in good order, but only if the FSF or Intermediary receives the order prior to the time at which shares are valued and transmits it to the Fund before that day's transactions are processed. If the FSF or Intermediary fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF or Intermediary. If the FSF or Intermediary receives the order after the time at which the Fund values its shares, the price will be based on the net asset value determined as of the close of the NYSE on the next day it is open. If funds for the purchase of shares are sent directly to the Transfer Agent, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.


         Each Fund receives the entire net asset value of shares sold. For Class A shares of Growth Stock Fund, which are subject to an initial sales charge, the Distributor's commission is the sales charge shown in the Prospectus less any applicable FSF or Intermediary discount. The FSF or Intermediary discount is the same for all FSFs or Intermediaries, except that the Distributor retains the entire sales charge on any sales made to a shareholder who does not specify an FSF or Intermediary on the application, and except that the Distributor or its affiliates may from time to time reallow additional amounts to all or certain FSFs or Intermediaries. The Distributor generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse the Distributor for any up-front and/or ongoing commissions paid to FSFs or Intermediaries.

The Distributor will reallow to participating FSFs the entire sales charge for all sales of Class A shares for orders placed for Individual Retirement Accounts (IRA's) through April 16, 2001. The Distributor has elected to pay participating FSFs an amount equal to 0.50% of the net asset value of Growth Stock Fund's Class B shares sold to IRAs through April 16, 2001.


         Checks presented for the purchase of Fund shares which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.

         The Transfer Agent acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF or Intermediary will receive the applicable sales commission. Shareholders may change FSFs or Intermediaries at any time by written notice to the Transfer Agent, provided the new FSF or Intermediary has a sales agreement with the Distributor.

Determination of Net Asset Value

         The net asset value per share for each Class is determined as of the close of business (normally 4 p.m., Eastern time) on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time.

         A Portfolio may invest in securities that are listed primarily on foreign exchanges that are open and allow trading on days on which the Funds do not determine net asset value. This may significantly affect the net asset value of a Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Stein Roe deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Board of Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Board of Trustees.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. Trading on certain foreign securities markets may not take place on all NYSE business days, and trading on some foreign securities markets takes place on days that are not NYSE business days and on which net asset value is not calculated. The values of these securities used in determining net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such time and the close of the NYSE which will not be reflected in the computation of the net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Trustees.

         The Trust intends to pay all redemptions in cash. The Trust retains the right, subject to the Rule 18f-1 notice described below, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund or Portfolio in lieu of cash. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions. The Trust filed a Notification of Election pursuant to Rule 18f-1 under the Investment Company Act of 1940 with the Securities and Exchange Commission which commits the Funds to pay in cash all requests for redemptions by any shareholder, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period.

         Due to the relatively high cost of maintaining smaller accounts, the Trust may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share depreciation. An investor will be notified that the value of his account is less than that minimum and allowed at least 60 days to bring the value of the account up to at least $1,000 before the fee is deducted. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

         The Trust reserves the right to suspend or postpone redemptions of Fund shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

Special Purchase Programs/Investor Services

         The following special purchase programs/investor services may be changed or eliminated at any time.

         Fundamatic Program (Classes A, B and C only). As a convenience to investors, Class A, B and C shares of the Funds may be purchased through the Colonial Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase Fund shares at the public offering price next determined after the Transfer Agent receives the proceeds from the draft (normally the 5th or 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or Intermediaries or from the Distributor.

         Tax-Sheltered Retirement Plans (Classes A, B and C only). The Distributor offers prototype tax-qualified plans, including IRAs and pension and profit-sharing plans for individuals, corporations, employees and the self-employed. The minimum initial investment for a retirement account sponsored by the Distributor is $25. The First National Bank of Boston is the trustee of the Distributor's prototype plans and charges a $10 annual fee. Detailed information concerning these retirement plans and copies of the retirement plans are available from the Distributor.

         Participants in other prototype retirement plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with the Transfer Agent. Participants in prototype plans offered by the Distributor (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to the Transfer Agent. The fee is in addition to any applicable contingent deferred sales charge. The fee will not apply if the participant uses the proceeds to open an IRA Rollover account in any fund, or if the plan maintains an omnibus account.

         Consultation with a competent financial and tax advisor regarding these plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

         Telephone Address Change Services. By calling the Transfer Agent, shareholders, beneficiaries or their FSF or Intermediary of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

         Colonial Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B or Class C shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Programs for Reducing or Eliminating Sales Charges


         Right of Accumulation and Statement of Intent (Class A of Growth Stock Fund only). Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T, and Z shares of other funds managed by Colonial Management Associates, Inc. or distributed by the Distributor (such funds hereinafter referred to as "Colonial Funds"). The applicable sales charged is based on the combined total of: (1) the current purchase and (2) the value at the public offering price at the close of business on the previous day of all Colonial Funds' Class A shares held by the shareholder (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial Fund other than a money market fund and Class B, C, T and Z shares).


         The Distributor must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by the Transfer Agent. A Colonial Fund may terminate or amend this right of Accumulation.

         Any person may qualify for reduced sales charges on purchase of Class A shares made within a 13-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in the Trust's Funds and Colonial Funds (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial Fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

         During the term of a Statement, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.

         If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the then-current applicable offering price. As a part of this adjustment, the FSF or Intermediary shall return to the Distributor the excess commission previously paid during the 13-month period.

         If the amount of the Statement is not purchased, the shareholder shall remit to the Distributor an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A shares equal to such difference. The additional amount of FSF or Intermediary discount from the applicable offering price shall be remitted to the shareholder's FSF or Intermediary of record.

         Additional information about and the terms of Statements of Intent are available from your FSF or Intermediary or from the Transfer Agent at 1-800-345-6611.

         Reinstatement Privilege. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same class of that Fund at the net asset value next determined after the Transfer Agent receives a written reinstatement request and payment. Any contingent deferred sales charge paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any contingent deferred sales charge or conversion date. Investors who desire to exercise this privilege should contact their FSF or Intermediary or the Distributor. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

         Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.


         Privileges of Adviser Employees, FSFs or Intermediaries (Class A of Growth Stock Fund only). Class A shares may be sold at net asset value to the following individuals whether currently employed or retired: Trustees of funds advised or administered by Stein Roe or an affiliate of Stein Roe; directors, officers and employees of Stein Roe or an affiliate of Stein Roe, including the Transfer Agent and the Distributor; registered representatives and employees of FSFs or Intermediaries (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor; and such persons' families and their beneficial accounts.

         Sponsored Arrangements (Class A of Growth Stock Fund only). Class A shares may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of Fund shares on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

         Class A shares of Growth Stock Fund may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with the Distributor pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements.

         Waiver of Contingent Deferred Sales Charges (Class A of Young Investor Fund, Class A of Growth Stock Fund with accounts in excess of $1,000,000, and Classes B and C). Contingent deferred sales charges may be waived on redemptions in the following situations with the proper documentation:


1. Death. Contingent deferred sales charges may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act ("UGMA"), Uniform Transfers to Minors Act ("UTMA") or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the contingent deferred sales charge will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable contingent deferred sales charge, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

2. Systematic Withdrawal Plan (SWP). Contingent deferred sales charges may be waived on redemptions occurring pursuant to a monthly, quarterly or semiannual SWP established with the Transfer Agent, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise contingent deferred sales charges will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B or C accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under How to Sell Shares--Systematic Withdrawal Plan.

3. Disability. Contingent deferred sales charges may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
(i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

4. Death of a trustee. Contingent deferred sales charges may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable contingent deferred sales charge will be charged upon any subsequent redemption.

5. Returns on excess contributions. Contingent deferred sales charges may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF or Intermediary agrees to return the applicable portion of any commission paid by the Distributor.

6. Qualified Retirement Plans. Contingent deferred sales charges may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the plan document) or (ii) separation from service. For shares purchased in a prototype 401K plan after September 1, 1997, contingent deferred sales charges will not be waived upon separation from service except if such plan is held in an omnibus account. Contingent deferred sales charges also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in a Fund for at least two years.

         The contingent deferred sales charge also may be waived where the FSF or Intermediary agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

How to Sell ("Redeem") Shares

         Shares may be sold on any day the NYSE is open, either directly to a Fund or through an FSF or Intermediary. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delays in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds.

         To sell shares directly to a Fund, send a signed letter of instruction to the Transfer Agent. The sale price is the net asset value next determined (less any applicable contingent deferred sales charge) after the Fund or an FSF or Intermediary receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call the Transfer Agent for more information at (800) 345-6611.

         FSFs and Intermediaries must receive requests before the time at which Fund shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

         Systematic Withdrawal Plan (Class A, B and C shares). If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then-current net asset value of the shareholder's investment in the Fund designated by the shareholder will be paid monthly, quarterly or semiannually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B and C shares under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover plan payments, as redemptions from the earliest purchased Fund shares in the shareholder's account. No contingent deferred sales charges apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Code regulation to withdraw more than 12%, on an annual basis, of the value of their Class B or C share account may do so but will be subject to a contingent deferred sales charge ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all income dividends and other distributions payable in Fund shares rather than in cash.

         A shareholder or its FSF or Intermediary of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

         Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of a Fund (other than through the reinvestment of dividends) and a SWP at the same time.

         SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

         A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, the Transfer Agent will not be liable for any payment made in accordance with the provisions of a SWP.

         The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Funds as an expense of all shareholders.

         Shareholders whose positions are held in "street name" by certain FSFs or Intermediaries may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF or Intermediary to determine whether he or she may participate in a SWP.

         Telephone Redemptions. Telephone redemption privileges are described in the Prospectus.

         Non-Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

How to Exchange Shares


         With respect to Class A, Class B and Class C shares of Growth Stock Fund, exchanges at net asset value may be made among shares of the same class of any other fund that is a series of the Trust or of most Colonial Funds. With respect to Class A shares of Young Investor Fund, for a period of 90 days following the purchase of shares, exchanges at net asset value may be made among Class A shares of Colonial Municipal Money Market Fund or Colonial Government Money Market Fund (or its successor). Thereafter, exchanges at net asset value may be made among Class A shares of any other fund that is a series of the Trust or of most Colonial Funds. For more information on the Colonial Funds, see your FSF or Intermediary or call (800) 345-6611.


         With respect to Class K shares, exchanges at net asset value may be made among shares of Class K of any other fund that is a series of the Trust. Shares may be exchanged on the basis of the net asset value per share at the time of exchange and only one "round-trip" exchange of Class C shares may be made per three-month period, measured from the date of the initial purchase. Before exchanging into another fund, you should obtain the prospectus for the fund in which you wish to invest and read it carefully. Prospectuses of Colonial Funds are available by calling (800) 426-3750. Consult the Transfer Agent before requesting an exchange.

         By calling the Transfer Agent, shareholders or their FSF or Intermediary of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting the Transfer Agent by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if a Fund suspends repurchases or postpones payment for Fund shares being exchanged in accordance with federal securities law. The Transfer Agent will also make exchanges upon receipt of a written exchange request. If the shareholder is a corporation, partnership, agent, or surviving joint owner, the Transfer Agent will require customary additional documentation.

         A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

         In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

         An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

                             PORTFOLIO TRANSACTIONS

         Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe and its affiliate Colonial Management Associates, Inc. ("Colonial") maintain a single, unified trading operation for trading equity securities. Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

         Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

         Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

         It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients (and, when feasible, Colonial clients), in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

         Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

         Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the trustees of the Funds may determine, Stein Roe may consider sales of shares of each of the Funds as a factor in the selection of broker-dealers to execute such mutual fund securities transactions.

Investment Research Products and Services Furnished by Brokers and Dealers

         Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

         The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

         Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

         Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

         Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

         Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

         Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

o Database Services--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
o Quotation/Trading/News Systems--products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
o Economic Data/Forecasting Tools--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.
o Quantitative/Technical Analysis--software tools that assist in quantitative and technical analysis of investment data. o Fundamental Industry Analysis--industry-specific fundamental investment research. o Fixed Income Security Analysis--data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.
o Other Specialized Tools--other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

         Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

         Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

         The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

         In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

         Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As so noted, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

         In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.


         The table below shows  information  on brokerage  commissions  paid (in thousands) by the Portfolios as follows:
                                                                    Growth Stock
                                              2000                     1999                        1998
Total Commissions                              1,791                       958                         562
Directed Transactions                          2,198                     2,158                         N/A
Commissions on directed  Transactions              2                       667                         N/A
Commissions paid to AlphaTrade                    45                       N/A                         N/A

                                                                   Growth Investor
                                              2000                     1999                        1998
Total Commissions                              1,349                     2,204                         807
Directed Transactions                          1,204                       437                         N/A
Commissions on directed Transactions               3                     1,334                         N/A
Commissions paid to AlphaTrade                    63                       N/A                         N/A



     The Trust and SR&F Base Trust have arranged for the custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.


                              ADDITIONAL INCOME TAX
                                 CONSIDERATIONS

         The Funds and Portfolios intend to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

         Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

         The Funds expect that less than 100% of their dividends will qualify for the deduction for dividends received by corporate shareholders.

         A Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Portfolio holds its investment. In addition, the Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

         In accordance with tax regulations, the Portfolios intend to treat securities of PFICs as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which it will be required to distribute even though it has not sold the security and received cash to pay such distributions.

      INVESTMENT PERFORMANCE


         A Fund may quote total return figures from time to time. A "Total Return" is your return on an investment which takes into account the change in value of your investment with distributions reinvested. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.



       Average Annual Total Return  is  computed  as  follows:

ERV  =  P(1+T)n

     Where:  P = a  hypothetical  initial  payment of $1,000
             T = average  annual total return
             n = number of years ERV = ending redeemable value of a hypothetical
                $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).


         Class K shares of each Fund commenced operations on February 14, 1997, Classes A, B and C of Growth Stock Fund commenced operations on October 15, 1997, and Class A of Young Investor Fund commenced operations on January 26, 1998. The historical performance of Class A shares of the Fund prior to commencement of operations is based on the performance of the Portfolio, restated to reflect the sales charges, 12b-1 fees and other expenses set forth in the fee table, without giving effect to any Class A share fee reimbursements, and assuming reinvestment of dividends and capital gains. The Fund's performance results since commencement of operations include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. Average annual returns as of September 30, 2000 were as follows:

                                       1 year       5 years       10 years
                                       ------       -------       --------

Growth Stock Fund
-----------------
Class A with sales charge of 5.75%      26.25%      23.63%          19.86%
Class A without sales charge            33.92       25.11           20.57

Class B with applicable CDSC            27.99       24.06           19.71
Class B without applicable CDSC         32.99       24.23           19.71

Class C with applicable CDSC            31.97       24.19           19.69
Class C without CDSC                    32.97       24.19           19.69

Class K                                 34.25       25.00           20.55

Young Investor Fund                    1 year      5 years     Since Inception
-------------------                    ------      -------     ---------------
Class A with applicable CDSC            28.47%       22.11%         23.56
Class A without applicable CDSC         30.47        22.11          23.56

Class K                                 30.68%       22.30          23.71



         Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

         A Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Trust assumes no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Funds include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago  Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual  Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's
Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis  Rukeyser's Wall Street
Money
Money on Line
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds  Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund  Investor
Pension World
Pensions and Investment
Personal Investor
Physicians
Financial News
Jane Bryant Quinn (syndicated column)
Reuters
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

         In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Trust believes to be generally accurate. A Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The performance of the Funds may be compared to the following indexes or averages:

Dow-Jones Industrial Average                        New York Stock Exchange Composite Index
Standard & Poor's 500 Stock Index                   American Stock Exchange Composite Index
Standard & Poor's 400 Industrials                   Nasdaq Composite
Wilshire 5000                                       Nasdaq Industrials
   (These indexes are widely recognized indicators     (These indexes generally reflect the performance of
   of general U.S. stock market results.)              stocks traded in the indicated markets.)

         In addition, a Fund may compare its performance to the indicated benchmarks:


        Benchmark                                  Fund(s)
        ---------                                  -------
Lipper Equity Fund Average                      Both Funds
Lipper General Equity Fund Average              Both Funds
Lipper Growth Fund Average                      Both Funds
Lipper Growth Fund Index                        Both Funds
Morningstar All Equity Funds Average            Young Investor Fund
Morningstar Domestic Stock Average              Both Funds
Morningstar Equity Fund Average                 Young Investor Fund
Morningstar General Equity Average              Young Investor Fund
Morningstar Growth Fund Average                 Both Funds
Morningstar Hybrid Fund Average                 Young Investor Fund
Morningstar Total Fund Average                  Both Funds
Morningstar U.S. Diversified Average            Young Investor Fund


         Lipper Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. A Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place it into) a new category, the Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

         A Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

         Of course, past performance is not indicative of future results.
                         --------------------

         To illustrate the historical returns on various types of financial assets, a Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                                  Common stocks
                              Small company stocks
                            Long-term corporate bonds
                           Long-term government bonds
                       Intermediate-term government bonds
                               U.S. Treasury bills
                              Consumer Price Index
                              ---------------------

         Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

               MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

         Each Fund (each a series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

         Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

         Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated August 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

         The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

         The common investment objectives of the Funds and the Portfolios are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

         The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

         In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

         Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

         Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

         Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at One Financial Center, Boston, MA 02111, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.

                                APPENDIX--RATINGS

RATINGS IN GENERAL

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

--------

1 A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or
     (ii) more than 50% of the outstanding shares.
2 A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
3 A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
4 An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).



PART C. OTHER INFORMATION

ITEM23. EXHIBITS [Note: As used herein, the term "Registration Statement" refers to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 333-17255. The terms "Pre-Effective Amendment" and "PEA" refer, respectively, to a pre-effective amendment and a post- effective amendment to the Registration Statement.]

(a) Agreement and Declaration of Trust as amended through Feb. 12, 1999. (Exhibit (a) to PEA #10.)*

(b)(1) By-Laws of Registrant.  (Exhibit 2 to Registration
       Statement.)*
   (2) Amendment to By-Laws dated 2/4/98. (Exhibit 2(b) to PEA #8.)*
   (3) Amendment to By-Laws dated 3/15/00. (Exhibit (b)(3) to
       PEA #14.)*
   (4) Amendment to By-Laws dated 9/28/00. (Exhibit (b)(4) to
       PEA #14.)*
(c)  None.

(d)  None.

(e)(1) Underwriting agreement between Registrant and Liberty Funds Distributor, Inc. dated 8/4/99.
       (Exhibit (e)(1) to PEA #11.)*
   (2) Selling agreement.  (Exhibit 6(c) to PEA #2.)*

(f) None.

(g) Custodian contract between Registrant and State Street Bank and Trust Company dated 2/13/97. (Exhibit 8 to PEA #1.)*

(h)(1) Transfer agency agreement between Registrant and Liberty
       Funds Services, Inc. (formerly named Colonial Investors
       Service Center, Inc.) dated 10/15/97 as amended through 12/15/98. (Exhibit (h)(1) to PEA #11.)*
   (2) Administrative agreement between Registrant and Stein Roe & Farnham Incorporated dated 2/14/97 as amended through 6/28/99. (Exhibit (h)(2) to PEA #11.)*
   (3) Accounting and bookkeeping agreement between Registrant and Stein Roe & Farnham Incorporated dated 8/3/99.
       (Exhibit (h)(3) to PEA #11.)*

(i)(1) Opinion and consent of Bell, Boyd & Lloyd relating to Stein Roe Advisor Young Investor Fund and Stein Roe Advisor Growth Stock Fund (Exhibit 10 to Pre-Effective Amendment #1.)*

(j) (1) Consent of PricewaterhouseCoopers LLP.

(k) None.

(l) Inapplicable.

(m) Amended Rule 12b-1 plan dated 12/12/98.  (Exhibit (m) to
    PEA #10.)*

(n) Amended Rule 18f-3 plan dated 2/4/98. (Exhibit (n) to
    PEA #10.)*

(o) Revised Code of Ethics-filed as Exhibit (p)(1) to Registration Statement on Form N-1A to Liberty Funds Trust V (file #033-12109 and 811-05030) filed on January 24,2001 and hereby incorporated by reference and made a part of this Registration Statement.

-----------
*Incorporated by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory and Other Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 25.  INDEMNIFICATION.

Article VIII of the Agreement and  Declaration  of Trust of Registrant  (Exhibit
a), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including persons who serve or have served at Registrant's request as directors, officers, or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article VIII shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

     (i) Article VIII does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, indemnification is permitted under Article VIII if (a) approved as in the best interest of the Registrant, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act ("disinterested trustees"), upon determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person is not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office or (b) there has been obtained a opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such indemnification would not protect such Covered Person against any liability to the Trust to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; and

     (iii) Registrant will not advance expenses, including counsel fees(but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), incurred by a Covered Person unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance if it is ultimately determined that indemnification of such expenses is not authorized by
Article VII and (a) the Covered Person provides security for his undertaking, or
(b) Registrant is insured against losses arising by reason of such Covered Person's failure to fulfill his undertaking, or (c) a majority of the disinterested trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article VIII does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article VIII as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article  VIII  also  provides  that  its  indemnification   provisions  are  not
exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Stein Roe & Farnham Incorporated ("Stein Roe"), the investment advisor, is a wholly owned subsidiary of Liberty Funds Group Inc. ("LFG"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors, or trustees of Liberty Funds Services, Inc., of Colonial Management Associates, Inc. (which is a subsidiary of LFG), and of the Registrant and other investment companies managed by Stein Roe. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for Colonial Management Associates, Inc., each Trust and Stein Roe Floating Rate Limited Liability Company, which are located at One Financial Center, Boston, MA 02111, and SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210.) A list of such capacities is given below.

                                                  POSITION FORMERLY
                                                     HELD WITHIN
                     CURRENT POSITION               PAST TWO YEARS
                     -------------------            --------------
LIBERTY FUNDS SERVICES
INC.
Stephen E. Gibson     Director
Joseph R. Palombo     Director
Kevin M. Carome       Director
Mary D. McKenzie      President
Christine Balzano     Senior Vice President
Nicholas S. Norton    Senior Vice President

COLONIAL MANAGEMENT ASSOCIATES, INC.
Ophelia L. Barsketis  Senior Vice President
Kevin M. Carome       Senior Vice President
William M. Garrison   Vice President
Stephen E. Gibson     Chairman, President and
                             Chief Executive Officer
Loren A. Hansen       Senior Vice President
Clare M. Hounsell     Vice President
Deborah A. Jansen     Senior Vice President
Joseph R. Palombo     Executive Vice President
Yvonne T. Shields     Vice President

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP                     VP; Secretary
Denise E. Chasmer     Vice President
J. Kevin Connaughton  Controller                       VP;Controller
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Gail D. Knudsen       Vice President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice-President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
Veronica M. Wallace   Vice-President

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS
INSTITUTIONAL TRUST; AND LIBERTY-STEIN ROE FUNDS TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP                       VP;Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton  Controller                         VP;Controller
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Gail D. Knudsen       Vice President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP                        VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton  Controller                          VP:Controller
William M. Garrison   Vice-President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Gail D. Knudson       Vice President
Mary D. McKenzie      Vice President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee

LIBERTY-STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
David P. Brady        Vice-President
Christine Balzano     Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP;                      VP;Sec; Asst. Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton  Controller                         VP;Controller
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Gail D. Knudson       Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP                       VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton  Controller                         VP;Controller
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
Gail D. Knudsen       Vice President
William C. Loring     Vice-President
Mary D. McKenzie      Vice President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
Veronica M. Wallace   Vice-President

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP                      VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton  Controller                        VP;Controller
William M. Garrison   Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Gail D. Knudsen       Vice President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
William M. Wadden IV  Vice President

LIBERTY-STEIN ROE ADVISOR FLOATING RATE FUND; LIBERTY-STEIN ROE
INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE FLOATING RATE
LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP                      VP;Sec; Asst. Secy.
Christine Balzano     Vice President
Denise E. Chasmer     Vice President
J. Kevin Connaughton  Controller                        VP;Controller
Stephen E. Gibson     President
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Gail D. Knudsen       Vice President
Mary D. McKenzie      Vice President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee

LIBERTY VARIABLE INVESTMENT TRUST
Kevin M. Carome       Vice President

ITEM 27.
(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust, Liberty Floating Rate
      Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund,
      SteinRoe Variable Investment Trust, Stein Roe Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust and Liberty Acorn Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Abusheery, Greg        V.P.                  None

Anderson, Judith       V.P.                  None

Anguilla, Carol        Clerk                 None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Bartlett, John         Managing Director     None

Bertrand, Thomas       V.P.                  None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Bruneau, Brian         Sr. V.P.              None

Burtman, Tracy         V.P.                  None

Campbell, Patrick      V.P.                  None

Carinio, Angela        V.P.                  None

Carroll, Sean          V.P.                  None

Chrzanowski, Daniel    V.P.                  None

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Costello, Matthew      V.P.                  None

Couto, Scott           V.P.                  None

Cox, Michael           V.P.                  None

Davey, Cynthia         Sr. V.P.              None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Donohue, Jordan        V.P.                  None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fifield, Robert        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hartnett, Kelly        V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Ives, Curt             V.P.                  None

Jackson, Lyman         V.P.                  None

Johnston, Kenneth      V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Kelson, Jr., David     V.P.                  None

Lewis, Blair           V.P.                  None

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Donnell, John        V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director              Trustee and
                                               Chairman of the Board

Perullo, Deborah       V.P.                  None

Piken, Keith           Sr. V.P.              None

Place, Jeffrey         Managing Director     None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schomburg, James       V.P.                  None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President     None

Tasiopoulos, Lou       Co-President          None

Torrisi, Susan         V.P.                  None

Tufts, Peter           V.P.                  None

Turcotte, Frederick J. V.P.                  None

Vail, Norman           V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

White, John            V.P.                  None

Widder, Mary-Lee       V.P.                  None

Yates, Susan           V.P.                  None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 29.  MANAGEMENT SERVICES.
None.

ITEM 30.  UNDERTAKINGS.
None.


Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 23 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about January 24, 2001 and is hereby incorporated by reference and made a part of this Registration Statement

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 25th day of January, 2001.

                                   LIBERTY-STEIN ROE ADVISOR TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
STEPHEN E. GIBSON           President             Jan. 25, 2001
Stephen E. Gibson           Principal Executive
                            Officer

J. KEVIN CONNAUGHTON        Controller            Jan. 25, 2001
J. Kevin Connaughton        Principal Financial
                            And Accounting Officer

DOUGLAS A. HACKER*           Trustee               Jan. 25, 2001
Douglas A. Hacker

JANET LANGFORD KELLY*        Trustee               Jan. 25, 2001
Janet Langford Kelly

RICHARD W. LOWRY*            Trustee               Jan. 25, 2001
Richard W. Lowry

SALVATORE MACERA*            Trustee               Jan. 25, 2001
Salvatore Macera

WILLIAM E. MAYER*            Trustee               Jan. 25, 2001
William E. Mayer

CHARLES R. NELSON*           Trustee               Jan. 25, 2001
Charles R. Nelson

JOHN J. NEUHAUSER*           Trustee               Jan. 25, 2001
John J. Neuhauser

JOSEPH R. PALOMBO*           Trustee               Jan. 25, 2001
Joseph R. Palombo

THOMAS C. THEOBALD*          Trustee               Jan. 25, 2001
Thomas C. Theobald

THOMAS E. STITZEL*           Trustee               Jan. 25, 2001
Thomas E. Stitzel

ANNE-LEE VERVILLE*           Trustee               Jan. 25, 2001
Anne-Lee Verville

*VINCENT P. PIETROPAOLO
 Vincent P. Pietropaolo
Attorney-in-Fact for each
Trustee

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the undersigned certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 25th day of January, 2001.

                                   SR&F BASE TRUST


                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
STEPHEN E. GIBSON           President             Jan. 25, 2001
Stephen E. Gibson           Principal Executive
                            Officer

J. KEVIN CONNAUGHTON        Controller            Jan. 25, 2001
J. Kevin Connaughton        Principal Accounting
                            And Financial Officer

DOUGLAS A. HACKER*           Trustee               Jan. 25, 2001
Douglas A. Hacker

JANET LANGFORD KELLY*        Trustee               Jan. 25, 2001
Janet Langford Kelly

RICHARD W. LOWRY*            Trustee               Jan. 25, 2001
Richard W. Lowry

SALVATORE MACERA*            Trustee               Jan. 25, 2001
Salvatore Macera

WILLIAM E. MAYER*            Trustee               Jan. 25, 2001
William E. Mayer

CHARLES R. NELSON*           Trustee               Jan. 25, 2001
Charles R. Nelson

JOHN J. NEUHAUSER*           Trustee               Jan. 25, 2001
John J. Neuhauser

JOSEPH R. PALOMBO*           Trustee               Jan. 25, 2001
Joseph R. Palombo

THOMAS C. THEOBALD*          Trustee               Jan. 25, 2001
Thomas C. Theobald

THOMAS E. STITZEL*           Trustee               Jan. 25, 2001
Thomas E. Stitzel

ANNE-LEE VERVILLE*           Trustee               Jan. 25, 2001
Anne-Lee Verville



*VINCENT P. PIETROPAOLO
 Vincent P. Pietropaolo
Attorney-in-Fact for each
Trustee

                     LIBERTY-STEIN ROE ADVISOR TRUST
              INDEX TO EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number/Description
------------------

(j)(1)   Consent of PricewaterhouseCoopers LLP.

(j)(3)   Consent of Bell, Boyd & Lloyd